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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21569

                      Pioneer Ibbotson Asset Allocation Series
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  July 31


Date of reporting period:  August 1, 2010 through January 31, 2011


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.



Pioneer Ibbotson Asset
Allocation Series

--------------------------------------------------------------------------------
Semiannual Report | January 31, 2011
--------------------------------------------------------------------------------


Ticker Symbols:

         Conservative    Moderate      Growth     Aggressive
          Allocation    Allocation   Allocation   Allocation
Class        Fund          Fund         Fund         Fund
------- -------------- ------------ ------------ -----------
 A           PIAVX         PIALX        GRAAX       PIAAX
 B           PIBVX         PIBLX        GRABX       IALBX
 C           PICVX         PIDCX        GRACX       IALCX
 Y           IBBCX         IMOYX        IBGYX       IBAYX


[LOGO] PIONEER
       Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                                             2
Portfolio Management Discussion                                   4
Fund Reviews                                                      7
Comparing Ongoing Fund Expenses                                   9
Prices and Distributions                                         17
Portfolio Summary & Performance Update                           20
Schedule of Investments                                          40
Financial Statements                                             48
Notes to Financial Statements                                    70
Approval of Investment Advisory and Sub-Advisory Agreements      81
Trustees, Officers and Service Providers                         97


    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11     1

President's Letter

Dear Shareowner,

In 2010, the U.S. economy moved forward on a slow path to recovery. But with the memory of a deep recession still lingering, businesses and consumers remained cautious about both investing and spending. While business fundamentals showed signs of improvement, there was still a reluctance to hire, and high unemployment remained a problem throughout the year. Wary investors, concerned about risk, gravitated towards cash and bonds for most of 2010, until better economic news in the final few months of the year caused a slight shift in investor sentiment back towards stocks, thus lifting equity returns.

As we enter 2011, Pioneer remains generally optimistic about the prospects for economic recovery. The recovery process may occur more slowly than many would like, and may be accompanied by short-term market swings. But our investment professionals are finding good opportunities to invest in both equities and bonds.

At Pioneer, we have long advocated the benefits of staying diversified and investing for the long term. The strategy has generally performed well for many investors. For instance, bond markets certainly rewarded investors for most of 2010, while equity markets barely budged, even though equity valuations were inexpensive relative to bonds and compared with historic levels -- conditions which represented potentially good value for long-term investors. Ultimately, many of those long-term investors were rewarded when the equity markets finally rallied over the last few months of 2010.

Pioneer has not changed the basic approach to investing that we have used for more than 80 years. We remain focused on company fundamentals and risk management. Our investment process is based on careful research into individual companies, quantitative analysis, and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. Our experienced professionals devote themselves to the careful research needed to identify investment opportunities in markets around the world.


2     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11

Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.


Respectfully,

/s/ Daniel K. Kingsbury


Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.


Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11     3

Portfolio Management Discussion | 1/31/11

In the following interview, portfolio manager Dr. Peng Chen, CFA, President, Ibbotson Associates Advisors, LLC, the Funds' sub-adviser, discusses the market environment and investment strategies that applied to the funds in the Pioneer Ibbotson Asset Allocation Series for the semiannual reporting period ended January 31, 2011.

Q How would you characterize the economic and market backdrop during the six months ended January 31, 2011?

A As the period opened last July, concerns over the health of the global economic recovery and continued sovereign debt issues in the so-called "P.I.I.G.S." nations (Portugal, Italy, Ireland, Greece, and Spain) weighed on market sentiment, driving stocks down and keeping 10-year Treasury yields in the 2.5% range. Beginning in September 2010, investors responded with ebullience to a number of developments seen as likely to lead to improved corporate profits, and subsequently poured money back into equities and other riskier assets. Among the developments giving investors encouragement were the prospect of a second round of bond purchases by the Federal Reserve Board ("QE2"), turnover in Congress as a result of the November elections, and a budget deal between the Obama administration and congressional Republicans that extended the Bush-era tax rates and also added a small, temporary cut in the Social Security payroll tax. The result was very strong equity market performance over the final few months of the semiannual reporting period ended January 31, 2011; in contrast, fixed-income performance waned over that same time frame, as investors became wary about the prospects for future inflation.

   For the six months ended January 31, 2011, the U.S. equity market returned 17.93% as measured by the Standard & Poor's 500 Index. Within the U.S. stock market, large-cap and small-cap returns diverged moderately, as small caps rose by 20.75% versus 18.76% for their larger-cap counterparts. Growth outperformed value across equity market capitalizations. The Barclays Capital U.S. Aggregate Bond Index, the most popular measure of the performance of the U.S. bond market, returned 0.20% for the same six-month period, as rising yields and falling prices on Treasury bonds negated modest gains in other investment-grade sectors.

Q What were the strategic considerations that you applied to the funds when allocating assets over the six months ended January 31, 2011?

A For each fund, assets have been invested in conformity with their broad asset allocation and specific mutual fund targets. The Pioneer Ibbotson


4     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11

   Asset Allocation Series entered the period with an overweighting of bonds and a corresponding underweighting of equities, as we believed equity valuations had become stretched relative to the prevailing economic headwinds. The tilt towards bonds detracted overall from the funds' relative performance, as equities rose sharply over the six months ended January 31, 2011.

   In addition to adjusting the proportion of stock versus bond holdings in the funds, we will also make tactical shifts within the equity portions of the funds from time to time. In that vein, we maintained neutral target weightings in the funds' non-U.S. equity market alternatives, both developed and emerging. However, within the U.S. portion of the stock funds, we maintained an overweighting of U.S. large-cap stocks and a corresponding underweighting of U.S. small-cap stocks. We believed large-cap stocks had the potential to be more resilient in the face of short-term market volatility, given their globally diversified businesses and more stable cash flows, earnings, and financing sources. The tilt towards large caps was a modest constraint on the funds' relative performance over the six-month period, as large-cap stocks were outstripped by small-cap stocks when investor sentiment soared late in 2010.

Q  What is your outlook going forward?

A We expect to see a year of mild growth in the U.S., of disappointing growth in the euro zone, the United Kingdom, and Japan, and of vigorous activity in emerging markets. Economic activity is still heavily dependent on fiscal and monetary stimulus from various world governments. We believe falling home prices, indebtedness, and the mismatch between labor demand and supply may hold back developed countries for some time to come. At the same time, rising commodity prices could constrain central banks as they seek to provide stimulus at a time of weak economic activity. The fiscal troubles of several members of the euro zone will likely continue to flare up in the coming year. The United Kingdom and Japan are the two developed economies at highest risk of falling back into recession, in our view.

   We do not believe that the recent rise in long-term Treasury yields is going to continue throughout 2011. During the year, we believe it will become apparent that the economic recovery in the U.S. is wobbly and that the Fed cannot risk tightening monetary policy. At that point, long-term yields should stop rising, enabling bonds to perform better than they have in recent months.

   For equities, we do not expect 2011 to be as strong as 2010. Earnings growth last year was powered, for the most part, by rising margins, as companies cut costs by slashing payrolls and eliminating inefficiencies. Sales growth was better than expected, but still moderate, and we are skeptical about the prospect of top-line growth supporting stock prices in 2011.


    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11     5

   We will continue to closely monitor the economic backdrop as we manage the funds within their strategic asset allocation guidelines.


Please refer to the Schedule of Investments on pages 40-47 for a full listing of fund securities.

A fund's performance depends on the adviser's skill in determining the strategic asset class allocations, the mix of underlying Pioneer funds, as well as the performance of those underlying funds. The underlying funds' performance may be lower than the performance of the asset class that they were selected to represent.

Stocks and bonds can decline due to adverse issuer, market, regulatory, or economic developments. International markets may be less liquid and can be more volatile than U.S. markets. These risk factors, including those associated with currency exchange rates, also apply to investments in international markets, all of which make international markets more volatile and less liquid than investments in domestic markets. Some of the underlying funds can invest in either high-yield securities or small/emerging growth companies. Investments in these types of securities generally are subject to greater volatility than either higher-grade securities or more-established companies, respectively.

Before making an investment in any fund, you should consider all the risks associated with it. Please see the Fund Reviews beginning on page 7 for information on specific weightings and performance for each of the four funds in the Pioneer Ibbotson Asset Allocation Series.

Any information in this shareowner report regarding market or economic trends or the factors influencing each fund's historical or future performance are statements of the opinion of the fund's management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


6     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11

Fund Reviews | 1/31/11

Pioneer Ibbotson Conservative Allocation Fund
The Fund's Class A shares had a total return of 7.13% at net asset value over the six months ended January 31, 2011. Over the same period, the Standard & Poor's 500 Index and the Barclays Capital Aggregate Bond Index returned 17.93% and 0.20%, respectively, while the average return for the 476 funds in Lipper's Mixed-Asset Target Allocation/Conservative Funds category was 6.69%.

The Fund targeted an asset allocation of 30% equities and 70% fixed-income during the six-month period. Within the equity portion of the Fund, Pioneer Fund was the largest holding, at 4.93% of assets on January 31, 2011. Pioneer International Value Fund was the next-largest equity holding, at 3.94% of assets. Within the fixed-income portion of the Fund, the largest holding at the end of the period was in Pioneer Bond Fund, at 23.84% of assets, followed by a shorter-term fund, Pioneer Short Term Income Fund, at 23.82%.

Pioneer Ibbotson Moderate Allocation Fund
The Fund's Class A shares had a total return of 10.81% at net asset value over the six months ended January 31, 2011. Over the same period, the Standard & Poor's 500 Index and the Barclays Capital Aggregate Bond Index returned 17.93% and 0.20%, respectively, while the average return of the 523 funds in Lipper's Mixed-Asset Target Allocation/Moderate Funds category was 10.39%.

The Fund targeted an asset allocation of 60% equities, 40% fixed income during the six-month period. Within the equity portion of the Fund, Pioneer Fund was the largest holding, at 8.20% of assets on January 31, 2011. Pioneer International Value Fund was the next-largest equity holding, at 7.04% of assets. Within the fixed-income portion of the Fund, the largest holding at the end of the period was in Pioneer Bond Fund, at 15.39% of assets, followed by a shorter-term fund, Pioneer Short Term Income Fund, at 13.60%.

Pioneer Ibbotson Growth Allocation Fund
The Fund's Class A shares had a total return of 12.67% at net asset value over the six months ended January 31, 2011. Over the same period, the Standard & Poor's 500 Index and the Barclays Capital Aggregate Bond Index returned 17.93% and 0.20%, respectively, while the average return of the 571 funds in Lipper's Mixed-Target Asset Allocation/Growth Funds category was 13.15%.

The Fund targeted an asset allocation of 75% equities, 25% fixed income during the six-month period. Within the equity portion of the Fund, Pioneer International Value Fund was the largest holding, at 8.90% of assets on January 31, 2011. Pioneer Fund was the next-largest equity holding, at 8.77% of assets. Within the fixed-income portion of the Fund, the largest holding at


    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11     7
the end of the period was in Pioneer Bond Fund, at 11.97% of assets, followed by a shorter-term fund, Pioneer Short Term Income Fund, at 6.62%.

Pioneer Ibbotson Aggressive Allocation Fund
The Fund's Class A shares had a total return of 14.21% at net asset value over the six months ended January 31, 2011. Over the same period, the Standard & Poor's 500 Index and the Barclays Capital Aggregate Bond Index returned 17.93% and 0.20%, respectively, while the average return of the 827 funds in Lipper's Multi-Cap Core Funds category was 17.95%.

The Fund targeted an asset allocation of 90% equities, 10% fixed income during the six-month period. Within the equity portion of the Fund, Pioneer International Value Fund was the largest holding, at 13.28% of assets on January 31, 2011. Pioneer Mid Cap Value Fund was the next-largest holding, at 9.55% of assets, followed by Pioneer Global Equity Fund at 9.10% of assets. The largest holding in the fixed-income portion of the Fund was Pioneer Bond Fund, at 7.82% of assets.

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Any information in this shareowner report regarding market or economic trends or the factors influencing each fund's historical or future performance are statements of the opinion of the fund's management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


8     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11

Comparing Ongoing Fund Expenses
Pioneer Ibbotson Conservative Allocation Fund

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Conservative Allocation Fund

Based on actual returns from August 1, 2010 through January 31, 2011.


----------------------------------------------------------------------------------------
Share Class                    A                B                C                Y
----------------------------------------------------------------------------------------
Beginning Account          $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
Value on 8/1/10
----------------------------------------------------------------------------------------
Ending Account Value       $ 1,071.30       $ 1,066.20       $ 1,067.50       $ 1,071.80
(after expenses)
on 1/31/11
----------------------------------------------------------------------------------------
Expenses Paid              $     7.73       $    12.45       $    11.67       $     6.68
During Period*
----------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.48%, 2.39%, 2.24% and 1.28% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.


    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11     9

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Conservative Allocation Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from August 1, 2010 through January 31, 2011.


----------------------------------------------------------------------------------------
Share Class                    A                B                C                Y
----------------------------------------------------------------------------------------
Beginning Account          $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
Value on 8/1/10
----------------------------------------------------------------------------------------
Ending Account Value       $ 1,017.74       $ 1,013.16       $ 1,013.91       $ 1,018.75
(after expenses)
on 1/31/11
----------------------------------------------------------------------------------------
Expenses Paid              $     7.53       $    12.13       $    11.37       $     6.51
During Period*
----------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.48%, 2.39%, 2.24% and 1.28% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.


10     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11

Comparing Ongoing Fund Expenses
Pioneer Ibbotson Moderate Allocation Fund

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Moderate Allocation
Fund

Based on actual returns from August 1, 2010 through January 31, 2011.


----------------------------------------------------------------------------------------
Share Class                    A                B                C                Y
----------------------------------------------------------------------------------------
Beginning Account          $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
Value on 8/1/10
----------------------------------------------------------------------------------------
Ending Account Value       $ 1,108.10       $ 1,102.60       $ 1,103.40       $ 1,109.70
(after expenses)
on 1/31/11
----------------------------------------------------------------------------------------
Expenses Paid              $     7.92       $    12.24       $    11.72       $     5.74
During Period*
----------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.49%, 2.31%, 2.21% and 1.08% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11     11

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Moderate Allocation
Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from August 1, 2010 through January 31, 2011.


----------------------------------------------------------------------------------------
Share Class                    A                B                C                Y
----------------------------------------------------------------------------------------
Beginning Account          $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
Value on 8/1/10
----------------------------------------------------------------------------------------
Ending Account Value       $ 1,017.69       $ 1,013.56       $ 1,014.06       $ 1,019.76
(after expenses)
on 1/31/11
----------------------------------------------------------------------------------------
Expenses Paid              $     7.58       $    11.72       $    11.22       $     5.50
During Period*
----------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.49%, 2.31%, 2.21% and 1.08% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.


12     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11

Comparing Ongoing Fund Expenses
Pioneer Ibbotson Growth Allocation Fund

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Growth Allocation Fund

Based on actual returns from August 1, 2010 through January 31, 2011.


----------------------------------------------------------------------------------------
Share Class                    A                B                C                Y
----------------------------------------------------------------------------------------
Beginning Account          $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
Value on 8/1/10
----------------------------------------------------------------------------------------
Ending Account Value       $ 1,126.70       $ 1,121.60       $ 1,122.60       $ 1,128.70
(after expenses)
on 1/31/11
----------------------------------------------------------------------------------------
Expenses Paid              $     8.58       $    12.83       $    12.41       $     6.22
During Period*
----------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.60%, 2.40%, 2.32% and 1.16% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11     13

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Growth Allocation Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from August 1, 2010 through January 31, 2011.


----------------------------------------------------------------------------------------
Share Class                    A                B                C                Y
----------------------------------------------------------------------------------------
Beginning Account          $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
Value on 8/1/10
----------------------------------------------------------------------------------------
Ending Account Value       $ 1,017.14       $ 1,013.11       $ 1,013.51       $ 1,019.36
(after expenses)
on 1/31/11
----------------------------------------------------------------------------------------
Expenses Paid              $     8.13       $    12.18       $    11.77       $     5.90
During Period*
----------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.60%, 2.40%, 2.32% and 1.16% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.


14     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11

Comparing Ongoing Fund Expenses
Pioneer Ibbotson Aggressive Allocation Fund

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Aggressive Allocation Fund

Based on actual returns from August 1, 2010 through January 31, 2011.


----------------------------------------------------------------------------------------
Share Class                    A                B                C                Y
----------------------------------------------------------------------------------------
Beginning Account          $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
Value on 8/1/10
----------------------------------------------------------------------------------------
Ending Account Value       $ 1,142.10       $ 1,137.30       $ 1,137.70       $    1,144
(after expenses)
on 1/31/11
----------------------------------------------------------------------------------------
Expenses Paid              $     9.34       $    13.58       $    13.09       $     6.76
During Period*
----------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.73%, 2.52%, 2.43% and 1.25% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11     15

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Aggressive Allocation Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from August 1, 2010 through January 31, 2011.


----------------------------------------------------------------------------------------
Share Class                    A                B                C                Y
----------------------------------------------------------------------------------------
Beginning Account          $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
Value on 8/1/10
----------------------------------------------------------------------------------------
Ending Account Value       $ 1,016.48       $ 1,012.50       $ 1,012.96       $ 1,018.90
(after expenses)
on 1/31/11
----------------------------------------------------------------------------------------
Expenses Paid              $     8.79       $    12.78       $    12.33       $     6.36
During Period*
----------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.73%, 2.52%, 2.43% and 1.25% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.


16     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11

Prices and Distributions | 1/31/11

Net Asset Value per Share
--------------------------------------------------------------------------------
Conservative Allocation Fund


----------------------------------------------
    Class          1/31/11          7/31/10
----------------------------------------------
       A           $ 10.66          $ 10.19
----------------------------------------------
       B           $ 10.46          $  9.99
----------------------------------------------
       C           $ 10.42          $  9.96
----------------------------------------------
       Y           $ 10.22          $  9.79
----------------------------------------------


Moderate Allocation Fund

----------------------------------------------
    Class          1/31/11          7/31/10
----------------------------------------------
       A           $ 10.54           $ 9.68
----------------------------------------------
       B           $ 10.11           $ 9.25
----------------------------------------------
       C           $  9.91           $ 9.10
----------------------------------------------
       Y           $ 10.65           $ 9.80
----------------------------------------------


Growth Allocation Fund

----------------------------------------------
    Class          1/31/11          7/31/10
----------------------------------------------
       A           $ 10.88          $  9.77
----------------------------------------------
       B           $  9.65          $  8.64
----------------------------------------------
       C           $ 10.33          $  9.26
----------------------------------------------
       Y           $ 11.20          $ 10.07
----------------------------------------------


Aggressive Allocation Fund

----------------------------------------------
    Class          1/31/11          7/31/10
----------------------------------------------
       A           $ 10.86           $ 9.56
----------------------------------------------
       B           $ 10.19           $ 8.96
----------------------------------------------
       C           $ 10.33           $ 9.08
----------------------------------------------
       Y           $ 10.96           $ 9.67
----------------------------------------------


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11     17

Distributions per Share: 8/1/10-1/31/11
--------------------------------------------------------------------------------
Conservative Allocation Fund


-------------------------------------------------------------------------
                  Net Investment        Short-Term        Long-Term
     Class           Income           Capital Gains     Capital Gains
-------------------------------------------------------------------------
       A            $ 0.2541               $--               $--
-------------------------------------------------------------------------
       B            $ 0.1891               $--               $--
-------------------------------------------------------------------------
       C            $ 0.2094               $--               $--
-------------------------------------------------------------------------
       Y            $ 0.2700               $--               $--
-------------------------------------------------------------------------


Moderate Allocation Fund

-------------------------------------------------------------------------
                  Net Investment        Short-Term        Long-Term
     Class           Income           Capital Gains     Capital Gains
-------------------------------------------------------------------------
       A            $ 0.1839               $--               $--
-------------------------------------------------------------------------
       B            $ 0.0880               $--               $--
-------------------------------------------------------------------------
       C            $ 0.1291               $--               $--
-------------------------------------------------------------------------
       Y            $ 0.2228               $--               $--
-------------------------------------------------------------------------


Growth Allocation Fund

-------------------------------------------------------------------------
                  Net Investment        Short-Term        Long-Term
     Class           Income           Capital Gains     Capital Gains
-------------------------------------------------------------------------
       A            $ 0.1265               $--               $--
-------------------------------------------------------------------------
       B            $ 0.0402               $--               $--
-------------------------------------------------------------------------
       C            $ 0.0644               $--               $--
-------------------------------------------------------------------------
       Y            $ 0.1642               $--               $--
-------------------------------------------------------------------------


Aggressive Allocation Fund

-------------------------------------------------------------------------
                  Net Investment        Short-Term        Long-Term
     Class           Income           Capital Gains     Capital Gains
-------------------------------------------------------------------------
       A            $ 0.0578               $--               $--
-------------------------------------------------------------------------
       B            $     --               $--               $--
-------------------------------------------------------------------------
       C            $     --               $--               $--
-------------------------------------------------------------------------
       Y            $ 0.1009               $--               $--
-------------------------------------------------------------------------


18     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The indices defined here pertain to the "Value of $10,000 Investment" and "Value of $5 million Investment" charts on pages 21-24, 26-29, 31-34 and 36-39.



   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11     19

Portfolio Summary | 1/31/11
Pioneer Ibbotson Conservative Allocation Fund

Target Asset Allocations
--------------------------------------------------------------------------------

[The following data was represented as a pie chart in the printed material]

Fixed Income                                             70%
Equity                                                   30%


Short Term Bonds                   27.00%
-------------------------------------------
Domestic Corporate Bonds           17.00
-------------------------------------------
Cash & Cash Equivalent             13.00
-------------------------------------------
High-Yield Corporate Bonds         13.00
-------------------------------------------
Large Cap Growth                    9.00
-------------------------------------------
Large Cap Value                     9.00
-------------------------------------------
International Equities              8.00
-------------------------------------------
Mid/Small Cap Growth                2.00
-------------------------------------------
Mid/Small Cap Value                 2.00
-------------------------------------------


Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------

U.S. Stocks                                              International Stocks
--------------------------------------------------------------------------------------------------------
Pioneer Fund                                   5.20%     Pioneer International Value Fund         4.15%
--------------------------------------------------------------------------------------------------------
Pioneer Disciplined Value Fund                 3.12      Pioneer Global Equity Fund               3.11
--------------------------------------------------------------------------------------------------------
Pioneer Research Fund                          3.11      Pioneer Emerging Markets Fund            1.02
--------------------------------------------------------------------------------------------------------
Pioneer Fundamental Growth Fund                2.09      Bonds
--------------------------------------------------------------------------------------------------------
Pioneer Cullen Value Fund                      2.08      Pioneer Bond Fund                       25.13%
--------------------------------------------------------------------------------------------------------
Pioneer Disciplined Growth Fund                2.07      Pioneer Short Term Income Fund          25.11
--------------------------------------------------------------------------------------------------------
Pioneer Mid Cap Value Fund                     1.84      Pioneer Strategic Income Fund            7.33
--------------------------------------------------------------------------------------------------------
Pioneer Real Estate Shares                     1.06      Pioneer Global High Yield Fund           6.28
--------------------------------------------------------------------------------------------------------
Pioneer Equity Income Fund                     1.04      Pioneer High Yield Fund                  3.14
--------------------------------------------------------------------------------------------------------
Pioneer Select Mid Cap Growth Fund             1.04      Pioneer Floating Rate Fund               1.05
--------------------------------------------------------------------------------------------------------
Pioneer Growth Opportunities Fund              1.03
--------------------------------------------------------------------------------------------------------
Pioneer Oak Ridge Large Cap Growth Fund        0.00*
--------------------------------------------------------------------------------------------------------

This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


* Amount rounds to less than 0.01%.

20     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11

Performance Update | 1/31/11                           Class A Shares
Pioneer Ibbotson Conservative Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Conservative Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Stock Index and the Barclays Capital Aggregate Bond Index.


Average Annual Total Returns
(As of January 31, 2011)
--------------------------------------------------------------
                                             Public
                             Net Asset       Offering
Period                       Value (NAV)     Price (POP)
--------------------------------------------------------------
Life-of-Class
(5/12/05)                     4.52%          3.45%
5 Years                       3.95           2.73
1 Year                       11.06           4.77
--------------------------------------------------------------


Expense Ratio
(Per prospectus dated December 1, 2010)
--------------------------------------------------------------
                             Gross           Net
--------------------------------------------------------------
                              1.51%          1.45%
--------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                              Pioneer
                              Ibbotson        Barclay      Standard &
                            Conservative     Aggregate       Poor's
                          Allocation Fund    Bond Index    500 Index
5/31/2005                     $9,425         $10,000        $10,000
1/31/2006                     $9,900         $10,047        $10,872
1/31/2007                    $10,542         $10,477        $12,448
1/31/2008                    $10,820         $11,400        $12,160
1/31/2009                     $8,617         $11,695         $7,465
1/31/2010                    $10,819         $12,690         $9,938
1/31/2011                    $12,015         $13,332        $12,145


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/12 for Class A shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11     21

Performance Update | 1/31/11                           Class B Shares
Pioneer Ibbotson Conservative Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Conservative Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and the Barclays Capital
Aggregate Bond Index.


Average Annual Total Returns
(As of January 31, 2011)
-----------------------------------------------------------------
                             If              If
Period                       Held            Redeemed
-----------------------------------------------------------------
Life-of-Class
(5/12/05)                     3.59%          3.59%
5 Years                       3.01           3.01
1 Year                       10.15           6.15
-----------------------------------------------------------------


Expense Ratio
(Per prospectus dated December 1, 2010)
-----------------------------------------------------------------
                             Gross           Net
-----------------------------------------------------------------
                              2.37%          2.35%
-----------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                              Pioneer
                              Ibbotson        Barclay      Standard &
                            Conservative     Aggregate       Poor's
                          Allocation Fund    Bond Index    500 Index
5/31/2005                    $10,000         $10,000        $10,000
1/31/2006                    $10,448         $10,047        $10,872
1/31/2007                    $11,027         $10,477        $12,448
1/31/2008                    $11,210         $11,400        $12,160
1/31/2009                     $8,847         $11,695         $7,465
1/31/2010                    $11,000         $12,690         $9,938
1/31/2011                    $12,117         $13,332        $12,145


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/12 for Class B shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


22     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11

Performance Update | 1/31/11                           Class C Shares
Pioneer Ibbotson Conservative Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Conservative Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and the Barclays Capital
Aggregate Bond Index.


Average Annual Total Returns
(As of January 31, 2011)
-----------------------------------------------------------------
                             If              If
Period                       Held            Redeemed
-----------------------------------------------------------------
Life-of-Class
(5/12/05)                     3.59%           3.59%
5 Years                       3.05            3.05
1 Year                       10.40           10.40
-----------------------------------------------------------------


Expense Ratio
(Per prospectus dated December 1, 2010)
-----------------------------------------------------------------
                             Gross           Net
-----------------------------------------------------------------
                              2.26%           2.26%
-----------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                              Pioneer
                              Ibbotson        Barclay      Standard &
                            Conservative     Aggregate       Poor's
                          Allocation Fund    Bond Index    500 Index
5/31/2005                    $10,000         $10,000        $10,000
1/31/2006                    $10,439         $10,047        $10,872
1/31/2007                    $11,029         $10,477        $12,448
1/31/2008                    $11,223         $11,400        $12,160
1/31/2009                     $8,843         $11,695         $7,465
1/31/2010                    $10,985         $12,690         $9,938
1/31/2011                    $12,128         $13,332        $12,145


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/12 for Class C shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11     23

Performance Update | 1/31/11                           Class Y Shares
Pioneer Ibbotson Conservative Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Pioneer Ibbotson Conservative Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and the Barclays Capital
Aggregate Bond Index.


Average Annual Total Returns
(As of January 31, 2011)
-----------------------------------------------------------------
                             If              If
Period                       Held            Redeemed
-----------------------------------------------------------------
Life-of-Class
(5/12/05)*                    3.23%           3.23%
5 Years                       2.44            2.44
1 Year                       11.39           11.39
-----------------------------------------------------------------


Expense Ratio
(Per prospectus dated December 1, 2010)
-----------------------------------------------------------------
                             Gross           Net
-----------------------------------------------------------------
                              1.30%           1.30%
-----------------------------------------------------------------

* Inception date of Class A shares.


[The following data was represented as a mountain chart in the printed material]

Value of $5,000,000 Investment

                              Pioneer
                              Ibbotson        Barclay      Standard &
                            Conservative     Aggregate       Poor's
                          Allocation Fund    Bond Index    500 Index
5/31/2005                    $5,000,000      $5,000,000     $5,000,000
1/31/2006                    $5,263,864      $5,023,369     $5,435,922
1/31/2007                    $5,591,061      $5,238,604     $6,224,074
1/31/2008                    $5,726,576      $5,700,033     $6,080,127
1/31/2009                    $4,423,927      $5,847,553     $3,732,382
1/31/2010                    $5,330,149      $6,344,969     $4,969,201
1/31/2011                    $5,937,406      $6,666,058     $6,072,444


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of the Fund's Class Y shares on 10/5/05 reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance for Class Y shares prior to their inception would have been higher than the performance shown. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


24     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11

Portfolio Summary | 1/31/11
Pioneer Ibbotson Moderate Allocation Fund

Target Asset Allocations
--------------------------------------------------------------------------------

[The following data was represented as a pie chart in the printed material]

Equity                                                   60%
Fixed Income                                             40%


Short Term Bonds                            17.00%
----------------------------------------------------
Large Cap Growth                            15.50
----------------------------------------------------
Large Cap Value                             15.50
----------------------------------------------------
International Equities                      12.00
----------------------------------------------------
Domestic Corporate Bonds                     9.00
----------------------------------------------------
High-Yield Corporate Bonds                   8.00
----------------------------------------------------
Mid/Small Cap Growth                         6.00
----------------------------------------------------
Cash & Cash Equivalent                       6.00
----------------------------------------------------
Mid/Small Cap Value                          6.00
----------------------------------------------------
Real Estate Investment Trust (REIT)          3.00
----------------------------------------------------
Emerging Markets                             2.00
----------------------------------------------------


Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------

U.S. Stocks                                              International Stocks
---------------------------------------------------------------------------------------------------------
Pioneer Fund                                   8.44%     Pioneer International Value Fund         7.25%
---------------------------------------------------------------------------------------------------------
Pioneer Mid Cap Value Fund                     4.54      Pioneer Global Equity Fund               6.73
---------------------------------------------------------------------------------------------------------
Pioneer Research Fund                          4.24      Pioneer Emerging Markets Fund            3.97
---------------------------------------------------------------------------------------------------------
Pioneer Real Estate Shares                     4.22      Bonds
---------------------------------------------------------------------------------------------------------
Pioneer Cullen Value Fund                      4.18      Pioneer Bond Fund                       15.85%
---------------------------------------------------------------------------------------------------------
Pioneer Fundamental Growth Fund                3.64      Pioneer Short Term Income Fund          14.00
---------------------------------------------------------------------------------------------------------
Pioneer Disciplined Value Fund                 3.50      Pioneer Global High Yield Fund           4.56
---------------------------------------------------------------------------------------------------------
Pioneer Growth Opportunities Fund              3.22      Pioneer Strategic Income Fund            2.02
---------------------------------------------------------------------------------------------------------
Pioneer Disciplined Growth Fund                3.05      Pioneer High Yield Fund                  1.29
---------------------------------------------------------------------------------------------------------
Pioneer Select Mid Cap Growth Fund             2.18
---------------------------------------------------------------------------------------------------------
Pioneer Oak Ridge Small Cap Growth Fund        2.06
---------------------------------------------------------------------------------------------------------
Pioneer Equity Income Fund                     1.06
---------------------------------------------------------------------------------------------------------
Pioneer Oak Ridge Large Cap Growth Fund        0.00*
---------------------------------------------------------------------------------------------------------
Pioneer Independence Fund                      0.00*
---------------------------------------------------------------------------------------------------------
Pioneer Government Income Fund                 0.00*
---------------------------------------------------------------------------------------------------------
Pioneer Value Fund                             0.00*
---------------------------------------------------------------------------------------------------------

This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


* Amount rounds to less than 0.01%.

   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11     25

Performance Update | 1/31/11                           Class A Shares
Pioneer Ibbotson Moderate Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Moderate Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Stock Index and the Barclays Capital Aggregate Bond Index.


Average Annual Total Returns
(As of January 31, 2011)
--------------------------------------------------------------
                                             Public
                             Net Asset       Offering
Period                       Value (NAV)     Price (POP)
--------------------------------------------------------------
Life-of-Class
(8/9/04)                      5.26%          4.30%
5 Years                       2.89           1.67
1 Year                       15.46           8.78
--------------------------------------------------------------


Expense Ratio
(Per prospectus dated December 1, 2010)
--------------------------------------------------------------
                             Gross           Net
--------------------------------------------------------------
                              1.51%          1.51%
--------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                                Pioneer      Barclays Capital  Standard &
                           Ibbotson Moderate    Aggregate       Poor's
                            Allocation Fund    Bond Index     500 Index
8/31/2004                     $9,425           $10,000        $10,000
1/31/2005                    $10,077           $10,186        $10,772
1/31/2006                    $11,175           $10,369        $11,890
1/31/2007                    $12,183           $10,814        $13,613
1/31/2008                    $12,134           $11,766        $13,299
1/31/2009                     $8,455           $12,071         $8,164
1/31/2010                    $11,158           $13,097        $10,869
1/31/2011                    $12,883           $13,760        $13,282


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of the maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/12 for Class A shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


26     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11

Performance Update | 1/31/11                           Class B Shares
Pioneer Ibbotson Moderate Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Moderate Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and the Barclays Capital Aggregate
Bond Index.


Average Annual Total Returns
(As of January 31, 2011)
-----------------------------------------------------------------
                             If              If
Period                       Held            Redeemed
-----------------------------------------------------------------
Life-of-Class
(8/9/04)                      3.90%           3.90%
5 Years                       2.03            2.03
1 Year                       14.47           10.47
-----------------------------------------------------------------


Expense Ratio
(Per prospectus dated December 1, 2010)
-----------------------------------------------------------------
                             Gross           Net
-----------------------------------------------------------------
                              2.34%           2.30%
-----------------------------------------------------------------

[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                                Pioneer      Barclays Capital  Standard &
                           Ibbotson Moderate    Aggregate       Poor's
                            Allocation Fund    Bond Index     500 Index
8/31/2004                    $10,000           $10,000        $10,000
1/31/2005                    $10,519           $10,186        $10,772
1/31/2006                    $11,553           $10,369        $11,890
1/31/2007                    $12,486           $10,814        $13,613
1/31/2008                    $12,332           $11,766        $13,299
1/31/2009                     $8,521           $12,071         $8,164
1/31/2010                    $11,162           $13,097        $10,869
1/31/2011                    $12,777           $13,760        $13,282


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/12 for Class B shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11     27

Performance Update | 1/31/11                           Class C Shares
Pioneer Ibbotson Moderate Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Moderate Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and the Barclays Capital Aggregate
Bond Index.


Average Annual Total Returns
(As of January 31, 2011)
-----------------------------------------------------------------
                             If              If
Period                       Held            Redeemed
-----------------------------------------------------------------
Life-of-Class
(8/9/04)                      3.85%           3.85%
5 Years                       2.12            2.12
1 Year                       14.62           14.62
-----------------------------------------------------------------


Expense Ratio
(Per prospectus dated December 1, 2010)
-----------------------------------------------------------------
                             Gross           Net
-----------------------------------------------------------------
                              2.22%           2.22%
-----------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                                Pioneer      Barclays Capital  Standard &
                           Ibbotson Moderate    Aggregate       Poor's
                            Allocation Fund    Bond Index     500 Index
8/31/2004                    $10,000           $10,000        $10,000
1/31/2005                    $10,653           $10,186        $10,772
1/31/2006                    $11,701           $10,369        $11,890
1/31/2007                    $12,658           $10,814        $13,613
1/31/2008                    $12,517           $11,766        $13,299
1/31/2009                     $8,655           $12,071         $8,164
1/31/2010                    $11,336           $13,097        $10,869
1/31/2011                    $12,993           $13,760        $13,282


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/12 for Class C shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


28     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11

Performance Update | 1/31/11                           Class Y Shares
Pioneer Ibbotson Moderate Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Pioneer Ibbotson Moderate Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and the Barclays Capital Aggregate
Bond Index.


Average Annual Total Returns
(As of January 31, 2011)
-----------------------------------------------------------------
                             If              If
Period                       Held            Redeemed
-----------------------------------------------------------------
Life-of-Class
(8/9/04)*                     5.75%           5.75%
5 Years                       3.45            3.45
1 Year                       15.94           15.94
-----------------------------------------------------------------


Expense Ratio
(Per prospectus dated December 1, 2010)
-----------------------------------------------------------------
                             Gross           Net
-----------------------------------------------------------------
                              1.11%           1.11%
-----------------------------------------------------------------

* Inception date of Class A shares.


[The following data was represented as a mountain chart in the printed material]

Value of $5,000,000 Investment

                                Pioneer      Barclays Capital  Standard &
                           Ibbotson Moderate    Aggregate       Poor's
                            Allocation Fund    Bond Index     500 Index
8/31/2004                    $5,000,000        $5,000,000     $5,000,000
1/31/2005                    $5,345,025        $5,093,214     $5,385,996
1/31/2006                    $5,944,151        $5,184,668     $5,944,800
1/31/2007                    $6,504,958        $5,406,815     $6,806,734
1/31/2008                    $6,501,474        $5,883,059     $6,649,311
1/31/2009                    $4,569,473        $6,035,316     $4,081,785
1/31/2010                    $6,075,295        $6,548,703     $5,434,386
1/31/2011                    $7,043,805        $6,880,102     $6,640,908


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of the Fund's Class Y shares on 9/23/05 reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance for Class Y shares prior to their inception would have been higher than the performance shown. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11     29

Portfolio Summary | 1/31/11
Pioneer Ibbotson Growth Allocation Fund

Target Asset Allocations
--------------------------------------------------------------------------------

[The following data was represented as a pie chart in the printed material]

Equity                                                   75%
Fixed Income                                             25%


Large Cap Value                             17.50%
---------------------------------------------------
Large Cap Growth                            16.50
---------------------------------------------------
International Equities                      16.00
---------------------------------------------------
Short Term Bonds                            12.50
---------------------------------------------------
Mid/Small Cap Growth                         8.50
---------------------------------------------------
Mid/Small Cap Value                          8.50
---------------------------------------------------
Domestic Corporate Bonds                     7.50
---------------------------------------------------
High-Yield Corporate Bonds                   5.00
---------------------------------------------------
Emerging Markets                             4.00
---------------------------------------------------
Real Estate Investment Trust (REIT)          4.00
---------------------------------------------------


Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------

U.S. Stocks                                              International Stocks
---------------------------------------------------------------------------------------------------------
Pioneer Fund                                   8.80%     Pioneer International Value Fund         8.93%
---------------------------------------------------------------------------------------------------------
Pioneer Mid Cap Value Fund                     6.52      Pioneer Global Equity Fund               8.06
---------------------------------------------------------------------------------------------------------
Pioneer Fundamental Growth Fund                5.66      Pioneer Emerging Markets Fund            5.77
---------------------------------------------------------------------------------------------------------
Pioneer Real Estate Shares                     5.20      Bonds
---------------------------------------------------------------------------------------------------------
Pioneer Cullen Value Fund                      5.10      Pioneer Bond Fund                       12.01%
---------------------------------------------------------------------------------------------------------
Pioneer Growth Opportunities Fund              4.21      Pioneer Short Term Income Fund           6.64
---------------------------------------------------------------------------------------------------------
Pioneer Research Fund                          4.19      Pioneer Global High Yield Fund           2.82
---------------------------------------------------------------------------------------------------------
Pioneer Disciplined Growth Fund                3.80      Pioneer Strategic Income Fund            1.87
---------------------------------------------------------------------------------------------------------
Pioneer Disciplined Value Fund                 3.30      Pioneer High Yield Fund                  0.25
---------------------------------------------------------------------------------------------------------
Pioneer Equity Income Fund                     3.12
---------------------------------------------------------------------------------------------------------
Pioneer Select Mid Cap Growth Fund             2.17
---------------------------------------------------------------------------------------------------------
Pioneer Oak Ridge Small Cap Growth Fund        1.52
---------------------------------------------------------------------------------------------------------
Pioneer Value Fund                             0.02
---------------------------------------------------------------------------------------------------------
Pioneer Oak Ridge Large Cap Growth Fund        0.02
---------------------------------------------------------------------------------------------------------
Pioneer Independence Fund                      0.02
---------------------------------------------------------------------------------------------------------
Pioneer Government Income Fund                 0.00*
---------------------------------------------------------------------------------------------------------

This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


* Amount rounds to less than 0.01%.

30     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11

Performance Update | 1/31/11                           Class A Shares
Pioneer Ibbotson Growth Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Growth Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Stock Index and the Barclays Capital Aggregate Bond Index.


Average Annual Total Returns
(As of January 31, 2011)
--------------------------------------------------------------
                                             Public
                             Net Asset       Offering
Period                       Value (NAV)     Price (POP)
--------------------------------------------------------------
Life-of-Class
(8/9/04)                      5.40%           4.44%
5 Years                       2.10            0.90
1 Year                       17.86           11.08
--------------------------------------------------------------


Expense Ratio
(Per prospectus dated December 1, 2010)
--------------------------------------------------------------
                             Gross            Net
--------------------------------------------------------------
                              1.64%           1.63%
--------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                                Pioneer     Barclays Capital  Standard &
                            Ibbotson Growth    Aggregate       Poor's
                            Allocation Fund    Bond Index     500 Index
8/31/2004                     $9,425           $10,000         $10,000
1/31/2005                    $10,267           $10,186         $10,772
1/31/2006                    $11,702           $10,369         $11,890
1/31/2007                    $12,897           $10,814         $13,613
1/31/2008                    $12,687           $11,766         $13,299
1/31/2009                     $8,159           $12,071          $8,164
1/31/2010                    $11,013           $13,097         $10,869
1/31/2011                    $12,980           $13,760         $13,282


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of the maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/12 for Class A shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11     31

Performance Update | 1/31/11                           Class B Shares
Pioneer Ibbotson Growth Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Growth Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and the Barclays Capital Aggregate Bond Index.


Average Annual Total Returns
(As of January 31, 2011)
-----------------------------------------------------------------
                             If              If
Period                       Held            Redeemed
-----------------------------------------------------------------
Life-of-Class
(8/9/04)                      3.21%           3.21%
5 Years                       1.27            1.27
1 Year                       17.04           13.04
-----------------------------------------------------------------


Expense Ratio
(Per prospectus dated December 1, 2010)
-----------------------------------------------------------------
                             Gross           Net
-----------------------------------------------------------------
                              2.50%           2.41%
-----------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                                Pioneer     Barclays Capital  Standard &
                            Ibbotson Growth    Aggregate       Poor's
                            Allocation Fund    Bond Index     500 Index
8/31/2004                    $10,000           $10,000        $10,000
1/31/2005                    $10,467           $10,186        $10,772
1/31/2006                    $11,827           $10,369        $11,890
1/31/2007                    $12,923           $10,814        $13,613
1/31/2008                    $12,594           $11,766        $13,299
1/31/2009                     $8,040           $12,071         $8,164
1/31/2010                    $10,765           $13,097        $10,869
1/31/2011                    $12,599           $13,760        $13,282


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/12 for Class B shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


32     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11

Performance Update | 1/31/11                           Class C Shares
Pioneer Ibbotson Growth Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Growth Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and the Barclays Capital Aggregate Bond Index.


Average Annual Total Returns
(As of January 31, 2011)
-----------------------------------------------------------------
                             If              If
Period                       Held            Redeemed
-----------------------------------------------------------------
Life-of-Class
(8/9/04)                      4.15%           4.15%
5 Years                       1.37            1.37
1 Year                       17.06           17.06
-----------------------------------------------------------------


Expense Ratio
(Per prospectus dated December 1, 2010)
-----------------------------------------------------------------
                             Gross           Net
-----------------------------------------------------------------
                              2.35%           2.35%
-----------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                                Pioneer     Barclays Capital  Standard &
                            Ibbotson Growth    Aggregate       Poor's
                            Allocation Fund    Bond Index     500 Index
8/31/2004                    $10,000           $10,000        $10,000
1/31/2005                    $10,709           $10,186        $10,772
1/31/2006                    $12,098           $10,369        $11,890
1/31/2007                    $13,238           $10,814        $13,613
1/31/2008                    $12,933           $11,766        $13,299
1/31/2009                     $8,273           $12,071         $8,164
1/31/2010                    $11,063           $13,097        $10,869
1/31/2011                    $12,951           $13,760        $13,282


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/12 for Class C shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11     33

Performance Update | 1/31/11                           Class Y Shares
Pioneer Ibbotson Growth Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Pioneer Ibbotson Growth Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and the Barclays Capital Aggregate Bond Index.


Average Annual Total Returns
(As of January 31, 2011)
-----------------------------------------------------------------
                             If              If
Period                       Held            Redeemed
-----------------------------------------------------------------
Life-of-Class
(8/9/04)*                     6.15%           6.15%
5 Years                       2.96            2.96
1 Year                       18.27           18.27
-----------------------------------------------------------------


Expense Ratio
(Per prospectus dated December 1, 2010)
-----------------------------------------------------------------
                             Gross           Net
-----------------------------------------------------------------
                              1.23%           1.23%
-----------------------------------------------------------------

* Inception date of Class A shares.


[The following data was represented as a mountain chart in the printed material]

Value of $5,000,000 Investment

                                Pioneer     Barclays Capital  Standard &
                            Ibbotson Growth    Aggregate       Poor's
                            Allocation Fund    Bond Index     500 Index
8/31/2004                    $5,000,000        $5,000,000     $5,000,000
1/31/2005                    $5,445,191        $5,093,214     $5,385,996
1/31/2006                    $6,229,118        $5,184,668     $5,944,800
1/31/2007                    $6,909,821        $5,406,815     $6,806,734
1/31/2008                    $6,837,697        $5,883,059     $6,649,311
1/31/2009                    $4,505,503        $6,035,316     $4,081,785
1/31/2010                    $6,093,772        $6,548,703     $5,434,386
1/31/2011                    $7,207,346        $6,880,102     $6,640,908


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of the Fund's Class Y shares on 9/26/05 reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance for Class Y shares prior to their inception would have been higher than the performance shown. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


34     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11

Portfolio Summary | 1/31/11
Pioneer Ibbotson Aggressive Allocation Fund

Target Asset Allocations
--------------------------------------------------------------------------------

[The following data was represented as a pie chart in the printed material]

Equity                                                   90%
Fixed Income                                             10%


International Equities                      21.00%
----------------------------------------------------
Large Cap Growth                            19.00
----------------------------------------------------
Large Cap Value                             19.00
----------------------------------------------------
Mid/Small Cap Growth                        10.50
----------------------------------------------------
Mid/Small Cap Value                         10.50
----------------------------------------------------
Domestic Corporate Bonds                     7.00
----------------------------------------------------
Real Estate Investment Trust (REIT)          5.00
----------------------------------------------------
Emerging Markets                             5.00
----------------------------------------------------
Short Term Bond                              3.00
----------------------------------------------------


Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------

U.S. Stocks                                              International Stocks
---------------------------------------------------------------------------------------------------------
Pioneer Mid Cap Value Fund                     9.55%     Pioneer International Value Fund        13.28%
---------------------------------------------------------------------------------------------------------
Pioneer Fund                                   8.61      Pioneer Global Equity Fund               9.10
---------------------------------------------------------------------------------------------------------
Pioneer Real Estate Shares                     7.16      Pioneer Emerging Markets Fund            6.79
---------------------------------------------------------------------------------------------------------
Pioneer Fundamental Growth Fund                6.59      Bonds
---------------------------------------------------------------------------------------------------------
Pioneer Growth Opportunities Fund              5.56      Pioneer Bond Fund                        7.82%
---------------------------------------------------------------------------------------------------------
Pioneer Cullen Value Fund                      5.08      Pioneer Strategic Income Fund            1.77
---------------------------------------------------------------------------------------------------------
Pioneer Research Fund                          4.14      Pioneer High Yield Fund                  0.00*
---------------------------------------------------------------------------------------------------------
Pioneer Disciplined Growth Fund                3.60
---------------------------------------------------------------------------------------------------------
Pioneer Select Mid Cap Growth Fund             3.19
---------------------------------------------------------------------------------------------------------
Pioneer Equity Income Fund                     3.09
---------------------------------------------------------------------------------------------------------
Pioneer Disciplined Value Fund                 2.93
---------------------------------------------------------------------------------------------------------
Pioneer Oak Ridge Small Cap Growth Fund        1.72
---------------------------------------------------------------------------------------------------------
Pioneer Independence Fund                      0.01
---------------------------------------------------------------------------------------------------------
Pioneer Value Fund                             0.01
---------------------------------------------------------------------------------------------------------
Pioneer Oak Ridge Large Cap Growth Fund        0.00*
---------------------------------------------------------------------------------------------------------

This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


* Amount rounds to less than 0.01%.

   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11     35

Performance Update | 1/31/11                           Class A Shares
Pioneer Ibbotson Aggressive Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Aggressive Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Stock Index and the Barclays Capital Aggregate Bond Index.


Average Annual Total Returns
(As of January 31, 2011)
--------------------------------------------------------------
                                             Public
                             Net Asset       Offering
Period                       Value (NAV)     Price (POP)
--------------------------------------------------------------
Life-of-Class
(8/9/04)                      5.44%           4.48%
5 Years                       1.27            0.08
1 Year                       19.85           12.91
--------------------------------------------------------------


Expense Ratio
(Per prospectus dated December 1, 2010)
--------------------------------------------------------------
                             Gross           Net
--------------------------------------------------------------
                              1.77%           1.74%
--------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                                Pioneer        Barclays Capital    Standard &
                          Ibbotson Aggressive    Aggregate         Poor's
                            Allocation Fund      Bond Index       500 Index
8/31/2004                     $9,425             $10,000           $10,000
1/31/2005                    $10,436             $10,186           $10,772
1/31/2006                    $12,163             $10,369           $11,890
1/31/2007                    $13,543             $10,814           $13,613
1/31/2008                    $13,126             $11,766           $13,299
1/31/2009                     $7,891             $12,071           $8,164
1/31/2010                    $10,811             $13,097           $10,869
1/31/2011                    $12,957             $13,760           $13,282


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of the maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/12 for Class A shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


36     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11

Performance Update | 1/31/11                           Class B Shares
Pioneer Ibbotson Aggressive Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Aggressive Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and the Barclays Capital
Aggregate Bond Index.


Average Annual Total Returns
(As of January 31, 2011)
-----------------------------------------------------------------
                             If              If
Period                       Held            Redeemed
-----------------------------------------------------------------
Life-of-Class
(8/9/04)                      4.10%           4.10%
5 Years                       0.45            0.45
1 Year                       18.76           14.76
-----------------------------------------------------------------


Expense Ratio
(Per prospectus dated December 1, 2010)
-----------------------------------------------------------------
                             Gross           Net
-----------------------------------------------------------------
                              2.65%           2.53%
-----------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                                Pioneer        Barclays Capital    Standard &
                          Ibbotson Aggressive    Aggregate         Poor's
                            Allocation Fund      Bond Index       500 Index
8/31/2004                    $10,000             $10,000           $10,000
1/31/2005                    $10,962             $10,186           $10,772
1/31/2006                    $12,676             $10,369           $11,890
1/31/2007                    $13,990             $10,814           $13,613
1/31/2008                    $13,455             $11,766           $13,299
1/31/2009                     $8,022             $12,071            $8,164
1/31/2010                    $10,914             $13,097           $10,869
1/31/2011                    $12,961             $13,760           $13,282


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/12 for Class B shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11     37

Performance Update | 1/31/11                           Class C Shares
Pioneer Ibbotson Aggressive Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Aggressive Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and the Barclays Capital
Aggregate Bond Index.


Average Annual Total Returns
(As of January 31, 2011)
-----------------------------------------------------------------
                             If              If
Period                       Held            Redeemed
-----------------------------------------------------------------
Life-of-Class
(8/9/04)                      4.35%           4.35%
5 Years                       0.53            0.53
1 Year                       19.01           19.01
-----------------------------------------------------------------


Expense Ratio
(Per prospectus dated December 1, 2010)
-----------------------------------------------------------------
                             Gross           Net
-----------------------------------------------------------------
                              2.47%           2.47%
-----------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                                Pioneer        Barclays Capital    Standard &
                          Ibbotson Aggressive    Aggregate         Poor's
                            Allocation Fund      Bond Index       500 Index
8/31/2004                    $10,000             $10,000           $10,000
1/31/2005                    $10,841             $10,186           $10,772
1/31/2006                    $12,525             $10,369           $11,890
1/31/2007                    $13,848             $10,814           $13,613
1/31/2008                    $13,342             $11,766           $13,299
1/31/2009                     $7,956             $12,071            $8,164
1/31/2010                    $10,804             $13,097           $10,869
1/31/2011                    $12,858             $13,760           $13,282


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/12 for Class C shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


38     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11

Performance Update | 1/31/11                           Class Y Shares
Pioneer Ibbotson Aggressive Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Pioneer Ibbotson Aggressive Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and the Barclays Capital
Aggregate Bond Index.


Average Annual Total Returns
(As of January 31, 2011)
-----------------------------------------------------------------
                             If              If
Period                       Held            Redeemed
-----------------------------------------------------------------
Life-of-Class
(8/9/04)*                     5.82%           5.82%
5 Years                       1.66            1.66
1 Year                       20.24           20.24
-----------------------------------------------------------------


Expense Ratio
(Per prospectus dated December 1, 2010)
-----------------------------------------------------------------
                             Gross           Net
-----------------------------------------------------------------
                              1.31%           1.31%
-----------------------------------------------------------------

* Inception date of Class A shares.


[The following data was represented as a mountain chart in the printed material]

Value of $5,000,000 Investment

                                Pioneer        Barclays Capital    Standard &
                          Ibbotson Aggressive    Aggregate         Poor's
                            Allocation Fund      Bond Index       500 Index
8/31/2004                    $5,000,000          $5,000,000        $5,000,000
1/31/2005                    $5,538,679          $5,093,214        $5,385,996
1/31/2006                    $6,482,157          $5,184,668        $5,944,800
1/31/2007                    $7,229,275          $5,406,815        $6,806,734
1/31/2008                    $7,093,685          $5,883,059        $6,649,311
1/31/2009                    $4,260,465          $6,035,316        $4,081,785
1/31/2010                    $5,852,453          $6,548,703        $5,434,386
1/31/2011                    $7,037,069          $6,880,102        $6,640,908


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of the Fund's Class Y shares on 9/23/05 reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance for Class Y shares prior to their inception would have been higher than the performance shown. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11     39

Schedule of Investments | 1/31/11 (unaudited)
Pioneer Ibbotson Conservative Allocation Fund


-------------------------------------------------------------------------------------
Shares                                                                    Value
-------------------------------------------------------------------------------------
                      MUTUAL FUNDS -- 94.7%
                      PIONEER FUNDS* -- 94.7%
      1,540,016       Pioneer Bond Fund Class Y                           $14,645,556
         65,421       Pioneer Cullen Value Fund Class Y                     1,210,284
        119,832       Pioneer Disciplined Growth Fund Class Y               1,206,705
        208,287       Pioneer Disciplined Value Fund Class Y                1,818,344
         18,540       Pioneer Emerging Markets Fund Class Y                   591,984
         23,406       Pioneer Equity Income Fund Class Y                      608,318
         87,441       Pioneer Floating Rate Fund Class Y                      610,340
         72,619       Pioneer Fund Class Y                                  3,027,485
        105,187       Pioneer Fundamental Growth Fund Class Y               1,214,914
        180,719       Pioneer Global Equity Fund Class Y                    1,814,424
        347,223       Pioneer Global High Yield Fund Class Y                3,659,736
         21,371       Pioneer Growth Opportunities Fund Class Y               602,660
        176,803       Pioneer High Yield Fund Class Y                       1,831,682
        119,497       Pioneer International Value Fund Class Y              2,419,821
         47,542       Pioneer Mid Cap Value Fund Class Y                    1,073,016
             19       Pioneer Oak Ridge Large Cap Growth Fund Class Y             242
         29,238       Pioneer Real Estate Shares Class Y                      615,755
        187,756       Pioneer Research Fund Class Y                         1,813,723
         32,791       Pioneer Select Mid Cap Growth Fund Class Y              607,619
      1,504,006       Pioneer Short Term Income Fund Class Y               14,633,981
        387,276       Pioneer Strategic Income Fund Class Y                 4,271,651
-------------------------------------------------------------------------------------
                      TOTAL MUTUAL FUNDS
                      (Cost $51,663,814)                                  $58,278,240
-------------------------------------------------------------------------------------
Principal
Amount
-------------------------------------------------------------------------------------
                      TEMPORARY CASH INVESTMENT -- 5.1%
                      TIME DEPOSIT -- 5.1%
    $ 3,160,743       Citibank London, 0.03%, 2/1/11                      $ 3,160,743
-------------------------------------------------------------------------------------
                      TOTAL TIME DEPOSIT
                      (Cost $3,160,743)                                   $ 3,160,743
-------------------------------------------------------------------------------------
                      TOTAL INVESTMENTS IN SECURITIES -- 99.8%
                      (Cost $54,824,557) (a)                              $61,438,983
-------------------------------------------------------------------------------------
                      OTHER ASSETS AND LIABILITIES -- 0.2%                $   114,231
-------------------------------------------------------------------------------------
                      TOTAL NET ASSETS -- 100.0%                          $61,553,214
=====================================================================================

*    Affiliated funds managed by Pioneer Investment Management, Inc.


The accompanying notes are an integral part of these financial statements.

40     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11

(a) At January 31, 2011, the net unrealized gain on investments based on cost for federal tax purposes of $54,824,557 was as follows:


       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                             $6,614,426
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                                     --
                                                                                   ----------
       Net unrealized gain                                                         $6,614,426
                                                                                   ==========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended January 31, 2011 aggregated $6,182,955 and $3,712,807, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.


  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)


The following is a summary of the inputs used as of January 31, 2011, in valuing the Fund's assets:

-----------------------------------------------------------------------------------------
                                 Level 1          Level 2         Level 3       Total
-----------------------------------------------------------------------------------------
 Mutual Funds                  $58,278,240      $       --          $--       $58,278,240
 Temporary Cash Investment              --       3,160,743           --         3,160,743
-----------------------------------------------------------------------------------------
 Total                         $58,278,240      $3,160,743          $--       $61,438,983
=========================================================================================


The accompanying notes are an integral part of these financial statements.


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11     41

Schedule of Investments | 1/31/11 (unaudited)
Pioneer Ibbotson Moderate Allocation Fund


--------------------------------------------------------------------------------------
Shares                                                                    Value
--------------------------------------------------------------------------------------
                      MUTUAL FUNDS -- 96.9%
                      PIONEER FUNDS* -- 96.9%
      3,632,928       Pioneer Bond Fund Class Y                           $ 34,549,144
        492,531       Pioneer Cullen Value Fund Class Y                      9,111,817
        659,547       Pioneer Disciplined Growth Fund Class Y                6,641,636
        873,426       Pioneer Disciplined Value Fund Class Y                 7,625,006
        270,943       Pioneer Emerging Markets Fund Class Y                  8,651,223
         88,955       Pioneer Equity Income Fund Class Y                     2,311,938
        441,477       Pioneer Fund Class Y                                  18,405,182
        686,035       Pioneer Fundamental Growth Fund Class Y                7,923,707
      1,462,076       Pioneer Global Equity Fund Class Y                    14,679,240
        942,460       Pioneer Global High Yield Fund Class Y                 9,933,529
            238       Pioneer Government Income Fund Class Y                     2,367
        248,806       Pioneer Growth Opportunities Fund Class Y              7,016,335
        271,632       Pioneer High Yield Fund Class Y                        2,814,102
            238       Pioneer Independence Fund Class Y                          2,730
        780,545       Pioneer International Value Fund Class Y              15,806,032
        438,638       Pioneer Mid Cap Value Fund Class Y                     9,900,059
            221       Pioneer Oak Ridge Large Cap Growth Fund Class Y            2,753
        152,432       Pioneer Oak Ridge Small Cap Growth Fund Class Y        4,495,207
        437,114       Pioneer Real Estate Shares Class Y                     9,205,621
        956,550       Pioneer Research Fund Class Y                          9,240,272
        255,755       Pioneer Select Mid Cap Growth Fund Class Y             4,739,138
      3,136,636       Pioneer Short Term Income Fund Class Y                30,519,470
        399,533       Pioneer Strategic Income Fund Class Y                  4,406,853
            177       Pioneer Value Fund Class Y                                 2,074
--------------------------------------------------------------------------------------
                      TOTAL MUTUAL FUNDS
                      (Cost $187,128,771)                                 $217,985,435
--------------------------------------------------------------------------------------
Principal
Amount
--------------------------------------------------------------------------------------
                      TEMPORARY CASH INVESTMENT -- 2.9%
                      TIME DEPOSIT -- 2.9%
    $ 6,472,012       Citibank London, 0.03%, 2/1/11                      $  6,472,012
--------------------------------------------------------------------------------------
                      TOTAL TIME DEPOSIT
                      (Cost $6,472,012)                                   $  6,472,012
--------------------------------------------------------------------------------------
                      TOTAL INVESTMENTS IN SECURITIES -- 99.8%
                      (Cost $193,600,783) (a)                             $224,457,447
--------------------------------------------------------------------------------------
                      OTHER ASSETS AND LIABILITIES -- 0.2%                $    427,320
--------------------------------------------------------------------------------------
                      TOTAL NET ASSETS -- 100.0%                          $224,884,767
======================================================================================

*    Affiliated funds managed by Pioneer Investment Management, Inc.


The accompanying notes are an integral part of these financial statements.

42     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11

(a) At January 31, 2011, the net unrealized gain on investments based on cost for federal tax purposes of $193,600,783 was as follows:


       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                             $30,856,644
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                                      --
                                                                                   -----------
       Net unrealized gain                                                         $30,856,644
                                                                                   ===========


Purchases and sales of securities (excluding temporary cash investments) for the six months ended January 31, 2011 aggregated $9,858,696 and $15,070,224, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)


The following is a summary of the inputs used as of January 31, 2011, in valuing the Fund's assets:

-------------------------------------------------------------------------------------------
                                 Level 1           Level 2         Level 3       Total
-------------------------------------------------------------------------------------------
 Mutual Funds                  $217,985,435      $       --          $--       $217,985,435
 Temporary Cash Investment               --       6,472,012           --          6,472,012
-------------------------------------------------------------------------------------------
 Total                         $217,985,435      $6,472,012          $--       $224,457,447
===========================================================================================


The accompanying notes are an integral part of these financial statements.


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11     43

Schedule of Investments | 1/31/11 (unaudited)
Pioneer Ibbotson Growth Allocation Fund


--------------------------------------------------------------------------------------
Shares                                                                    Value
--------------------------------------------------------------------------------------
                      MUTUAL FUNDS -- 99.7%
                      PIONEER FUNDS* -- 99.7%
      2,906,581       Pioneer Bond Fund Class Y                           $ 27,641,589
        634,100       Pioneer Cullen Value Fund Class Y                     11,730,848
        869,250       Pioneer Disciplined Growth Fund Class Y                8,753,350
        869,850       Pioneer Disciplined Value Fund Class Y                 7,593,790
        416,156       Pioneer Emerging Markets Fund Class Y                 13,287,873
        276,657       Pioneer Equity Income Fund Class Y                     7,190,325
        486,073       Pioneer Fund Class Y                                  20,264,367
      1,128,341       Pioneer Fundamental Growth Fund Class Y               13,032,340
      1,848,538       Pioneer Global Equity Fund Class Y                    18,559,318
        615,300       Pioneer Global High Yield Fund Class Y                 6,485,261
            936       Pioneer Government Income Fund Class Y                     9,290
        343,373       Pioneer Growth Opportunities Fund Class Y              9,683,131
         54,648       Pioneer High Yield Fund Class Y                          566,157
          3,878       Pioneer Independence Fund Class Y                         44,555
      1,015,444       Pioneer International Value Fund Class Y              20,562,744
        665,199       Pioneer Mid Cap Value Fund Class Y                    15,013,541
          4,070       Pioneer Oak Ridge Large Cap Growth Fund Class Y           50,584
        118,369       Pioneer Oak Ridge Small Cap Growth Fund Class Y        3,490,695
        567,891       Pioneer Real Estate Shares Class Y                    11,959,791
        999,706       Pioneer Research Fund Class Y                          9,657,162
        269,034       Pioneer Select Mid Cap Growth Fund Class Y             4,985,193
      1,572,068       Pioneer Short Term Income Fund Class Y                15,296,224
        390,043       Pioneer Strategic Income Fund Class Y                  4,302,174
          4,379       Pioneer Value Fund Class Y                                51,366
--------------------------------------------------------------------------------------
                      TOTAL MUTUAL FUNDS
                      (Cost $195,722,169)                                 $230,211,668
--------------------------------------------------------------------------------------
Principal
Amount
--------------------------------------------------------------------------------------
                      TEMPORARY CASH INVESTMENT -- 0.3%
                      TIME DEPOSIT -- 0.3%
    $   740,878       Citibank London, 0.03%, 2/1/11                      $    740,878
--------------------------------------------------------------------------------------
                      TOTAL TIME DEPOSIT
                      (Cost $740,878)                                     $    740,878
--------------------------------------------------------------------------------------
                      TOTAL INVESTMENTS IN SECURITIES -- 100%
                      (Cost $196,463,047) (a)                             $230,952,546
--------------------------------------------------------------------------------------
                      OTHER ASSETS AND LIABILITIES -- 0.0%                $     45,794
--------------------------------------------------------------------------------------
                      TOTAL NET ASSETS -- 100.0%                          $230,998,340
======================================================================================

*    Affiliated funds managed by Pioneer Investment Management, Inc.


The accompanying notes are an integral part of these financial statements.

44     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11

(a) At January 31, 2011, the net unrealized gain on investments based on cost for federal tax purposes of $195,463,047 was as follows:


       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                             $34,489,499
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                                      --
                                                                                   -----------
       Net unrealized gain                                                         $34,489,499
                                                                                   ===========


Purchases and sales of securities (excluding temporary cash investments) for the six months ended January 31, 2011 aggregated $9,849,042 and $12,618,909, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

     Level 1 -- quoted prices in active markets for identical securities
     Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
     Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)


The following is a summary of the inputs used as of January 31, 2011, in valuing the Fund's assets:

-----------------------------------------------------------------------------------------
                                 Level 1           Level 2       Level 3       Total
-----------------------------------------------------------------------------------------
 Mutual Funds                  $230,211,668      $     --          $--       $230,211,668
 Temporary Cash Investment               --       740,848           --            740,848
-----------------------------------------------------------------------------------------
 Total                         $230,211,668      $740,848          $--       $230,952,546
=========================================================================================


The accompanying notes are an integral part of these financial statements.

   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11     45

Schedule of Investments | 1/31/11 (unaudited)
Pioneer Ibbotson Aggressive Allocation Fund


----------------------------------------------------------------------------------
Shares                                                               Value
----------------------------------------------------------------------------------
                 MUTUAL FUNDS -- 100.3%
                 PIONEER FUNDS* -- 100.3%
   1,120,413     Pioneer Bond Fund Class Y                            $ 10,655,125
     374,416     Pioneer Cullen Value Fund Class Y                       6,926,704
     487,380     Pioneer Disciplined Growth Fund Class Y                 4,907,912
     456,847     Pioneer Disciplined Value Fund Class Y                  3,988,277
     289,652     Pioneer Emerging Markets Fund Class Y                   9,248,575
     162,045     Pioneer Equity Income Fund Class Y                      4,211,551
     281,507     Pioneer Fund Class Y                                   11,736,015
     777,485     Pioneer Fundamental Growth Fund Class Y                 8,979,954
   1,235,064     Pioneer Global Equity Fund Class Y                     12,400,039
     268,466     Pioneer Growth Opportunities Fund Class Y               7,570,730
         628     Pioneer High Yield Fund Class Y                             6,503
         713     Pioneer Independence Fund Class Y                           8,190
     894,083     Pioneer International Value Fund Class Y               18,105,176
     576,867     Pioneer Mid Cap Value Fund Class Y                     13,019,889
         551     Pioneer Oak Ridge Large Cap Growth Fund Class Y             6,853
      79,534     Pioneer Oak Ridge Small Cap Growth Fund Class Y         2,345,451
     463,576     Pioneer Real Estate Shares Class Y                      9,762,916
     583,592     Pioneer Research Fund Class Y                           5,637,495
     234,521     Pioneer Select Mid Cap Growth Fund Class Y              4,345,678
     218,864     Pioneer Strategic Income Fund Class Y                   2,414,066
         690     Pioneer Value Fund Class Y                                  8,090
----------------------------------------------------------------------------------
                 TOTAL INVESTMENTS IN SECURITIES -- 100.3%
                 (Cost $111,943,255) (a)                              $136,285,189
----------------------------------------------------------------------------------
                 OTHER ASSETS AND LIABILITIES -- (0.3)%               $   (403,121)
----------------------------------------------------------------------------------
                 TOTAL NET ASSETS -- 100.0%                           $135,882,068
==================================================================================

*    Affiliated funds managed by Pioneer Investment Management, Inc.

(a) At January 31, 2011, the net unrealized gain on investments based on cost for federal tax purposes of $111,943,255 was as follows:


       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                             $24,341,934
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                                      --
                                                                                   -----------
       Net unrealized gain                                                         $24,341,934
                                                                                   ===========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended January 31, 2011 aggregated $5,444,847 and $9,223,283, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.


The accompanying notes are an integral part of these financial statements.
46     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.


  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)


The following is a summary of the inputs used as of January 31, 2011, in valuing the Fund's assets:


----------------------------------------------------------------------------
                    Level 1           Level 2       Level 3       Total
----------------------------------------------------------------------------
 Mutual Funds     $136,285,189          $--           $--       $136,285,189
----------------------------------------------------------------------------
 Total            $136,285,189          $--           $--       $136,285,189
============================================================================

The accompanying notes are an integral part of these financial statements.


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11     47

Statements of Assets and Liabilities | 1/31/11 (unaudited)

----------------------------------------------------------------------------------------------------------
                                             Conservative    Moderate        Growth          Aggressive
                                             Allocation      Allocation      Allocation      Allocation
                                             Fund            Fund            Fund            Fund
----------------------------------------------------------------------------------------------------------
ASSETS:
  Investments in securities of affiliated    $ 61,438,983    $ 224,457,447   $ 230,952,546   $ 136,285,189
   issuers, at value (at cost $54,824,557,
   $193,600,783, $196,463,047 and
   $111,943,255, respectively)
  Receivables for:
   Investment Funds sold                          166,083          517,007         195,261         226,836
   Capital stock sold                              39,190          316,876         167,142          75,651
   Dividends                                      149,419          314,839         213,090          54,620
   Due from Pioneer Investment                         --              430           1,427              --
     Management, Inc.
   Other assets                                    29,541           27,807          32,657          36,797
----------------------------------------------------------------------------------------------------------
     Total assets                            $ 61,823,216    $ 225,634,406   $ 231,562,123   $ 136,679,093
----------------------------------------------------------------------------------------------------------
LIABILITIES:
  Payables for:
   Investments Funds purchased               $     26,187    $          --   $          --   $          --
   Capital stock redeemed                         146,777          459,352         225,914         344,867
  Due to affiliates                                51,371          220,691         254,097         150,332
  Due to Pioneer Investment                           198               --              --             127
   Management, Inc.
  Due to custodian                                     --               --              --         235,055
  Accrued expenses and other liabilities           45,469           69,596          83,772          66,644
----------------------------------------------------------------------------------------------------------
     Total liabilities                       $    270,002    $     749,639   $     563,783   $     797,025
----------------------------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                            $ 60,451,796    $ 236,742,345   $ 248,867,590   $ 151,036,333
  Undistributed net investment income             145,474        1,998,563       1,543,086       1,718,341
  Accumulated net realized loss on             (5,658,482)     (44,712,805)    (53,901,835)    (41,214,540)
   investments
  Net unrealized gain on investments            6,614,426       30,856,664      34,489,499      24,341,934
----------------------------------------------------------------------------------------------------------
     Total net assets                        $ 61,553,214    $ 224,884,767   $ 230,998,340   $ 135,882,068
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares
authorized)
  Net Assets of Class A shares               $ 39,935,329    $ 134,612,911   $ 141,210,705   $  94,231,229
  Net Assets of Class B shares               $  5,895,478    $  31,351,466   $  39,681,001   $  19,922,446
  Net Assets of Class C shares               $ 15,587,685    $  50,096,187   $  47,682,268   $  19,529,606
  Net Assets of Class Y shares               $    134,722    $   8,824,203   $   2,424,366   $   2,198,787
  Class A Shares outstanding                    3,746,321       12,769,816      12,983,119       8,679,910
  Class B Shares outstanding                      563,425        3,099,564       4,110,670       1,954,673
  Class C Shares outstanding                    1,496,651        5,054,043       4,614,206       1,889,960
  Class Y Shares outstanding                       13,182          828,219         216,369         200,540
  Net Asset Value -- Class A share           $      10.66    $       10.54   $       10.88   $       10.86
  Net Asset Value -- Class B share           $      10.46    $       10.11   $        9.65   $       10.19
  Net Asset Value -- Class C share           $      10.42    $        9.91   $       10.33   $       10.33
  Net Asset Value -- Class Y share           $      10.22    $       10.65   $       11.20   $       10.96
MAXIMUM OFFERING PRICE:
  Class A (100/94.25 x net asset value
   per share)                                $      11.31    $       11.18   $       11.54   $       11.52
==========================================================================================================

The accompanying notes are an integral part of these financial statements.


48     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11

Statements of Operations (unaudited)

For the Six Months Ended 1/31/11

--------------------------------------------------------------------------------------------------------
                                          Conservative     Moderate         Growth           Aggressive
                                          Allocation       Allocation       Allocation       Allocation
                                          Fund             Fund             Fund             Fund
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividend income from securities of
   affiliated issuers                     $1,065,580       $ 3,053,512      $ 2,718,790      $ 2,419,078
  Interest                                       537               789               74               18
--------------------------------------------------------------------------------------------------------
     Total investment income              $1,066,117       $ 3,054,301      $ 2,718,864      $ 2,419,096
--------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                         $   39,472       $   142,382      $   144,364      $    85,372
  Transfer agent fees
   Class A                                    17,788            77,025          132,153          103,735
   Class B                                     5,987            38,617           64,118           34,575
   Class C                                     6,902            22,546           33,707           16,809
   Class Y                                        60               295              286              410
  Distribution fees
   Class A                                    49,133           163,599          167,058          112,625
   Class B                                    30,884           163,274          202,849           99,338
   Class C                                    75,593           235,072          227,030           96,628
  Shareholder communications expense          13,106            68,345           57,314           39,233
  Administrative fees                          8,332            30,055           30,472           18,021
  Custodian fees                              12,132            42,809           44,633           27,461
  Registration fees                           24,786            26,048           27,616           24,946
  Professional fees                           27,054            25,218           29,690           29,083
  Printing fees                                4,918            17,389           25,897           19,070
  Fees and expenses of nonaffiliated
   trustees                                    3,685             3,824            3,744            3,589
  Insurance expense                               90             1,043            1,028              603
  Miscellaneous                                  707               985            1,052            1,277
--------------------------------------------------------------------------------------------------------
   Total expenses                         $  320,629       $ 1,058,526      $ 1,193,011      $   712,775
   Less fees waived and expenses
     reimbursed by Pioneer
     Investment Management, Inc.                (219)           (4,354)         (15,880)         (12,529)
--------------------------------------------------------------------------------------------------------
   Net expenses                           $  320,410       $ 1,054,172      $ 1,177,131      $   700,246
--------------------------------------------------------------------------------------------------------
     Net investment income                $  745,707       $ 2,000,129      $ 1,541,733      $ 1,718,850
--------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
   investments                            $  (24,989)      $  (678,610)     $  (314,128)     $    31,529
  Realized gain on distributions from
   investment company shares                 318,108         1,558,433        1,849,990               --
--------------------------------------------------------------------------------------------------------
                                          $  293,119       $   879,823      $ 1,535,862      $    31,529
--------------------------------------------------------------------------------------------------------
  Change in net unrealized gain on
   investments                            $3,004,147       $19,103,962      $22,738,744      $15,316,266
--------------------------------------------------------------------------------------------------------
  Net increase on investments             $3,297,266       $19,983,785      $24,274,606      $15,347,795
--------------------------------------------------------------------------------------------------------
  Net increase in net assets resulting
   from operations                        $4,042,973       $21,983,914      $25,816,339      $17,066,645
========================================================================================================

The accompanying notes are an integral part of these financial statements.


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11     49

Statements of Changes in Net Assets

For the Six Months Ended 1/31/11 and the Year Ended 7/31/10, respectively

                                                       Conservative                         Moderate
                                                      Allocation Fund                   Allocation Fund
                                               ------------------------------   --------------------------------
                                               Six Months                       Six Months
                                               Ended            Year            Ended             Year
                                               1/31/11         Ended            1/31/11           Ended
                                               (unaudited)     7/31/10          (unaudited)       7/31/10
----------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                          $    745,707    $   1,149,259    $   2,000,129     $   3,036,453
Net realized gain (loss) on investments             293,119         (178,054)         879,823        (4,306,574)
Change in net unrealized gain on
  investments                                     3,004,147        4,324,317       19,103,962        26,406,558
----------------------------------------------------------------------------------------------------------------
   Net increase in net assets resulting
     from operations                           $  4,042,973    $   5,295,522    $  21,983,914     $  25,136,437
----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
   Class A ($0.25, $0.32, $0.18 and
     $0.27, respectively)                      $   (946,240)   $    (944,806)   $  (2,332,515)    $  (3,481,963)
   Class B ($0.19, $0.24, $0.09 and
     $0.20, respectively)                          (109,108)        (172,245)        (277,023)         (795,035)
   Class C ($0.21, $0.25, $0.13 and
     $0.22, respectively)                          (308,923)        (349,906)        (638,047)       (1,011,391)
   Class Y ($0.27, $0.29, $0.22 and
     $0.31, respectively)                            (3,336)          (3,800)        (182,103)         (265,608)
----------------------------------------------------------------------------------------------------------------
     Total distributions to
       shareowners                             $ (1,367,607)   $  (1,470,757)   $  (3,429,688)    $  (5,553,997)
----------------------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares              $  8,878,472    $  22,805,067    $  19,991,864     $  45,255,420
Reinvestment of distributions                     1,243,095        1,331,192        3,160,706         5,047,603
Cost of shares repurchased                       (7,626,439)     (14,720,155)     (27,135,299)      (61,082,551)
----------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from Fund
     share transactions                        $  2,495,128    $   9,416,104    $  (3,982,729)    $ (10,779,528)
----------------------------------------------------------------------------------------------------------------
   Net increase in net assets                  $  5,170,494    $  13,240,869    $  14,571,497     $   8,802,912
NET ASSETS:
Beginning of period                              56,382,720       43,141,851      210,313,270       201,510,358
----------------------------------------------------------------------------------------------------------------
End of period                                  $ 61,553,214    $  56,382,720    $ 224,884,767     $ 210,313,270
----------------------------------------------------------------------------------------------------------------
Undistributed (distributions in excess of)
  net investment income, end of period         $    145,474    $     767,374    $   1,998,563     $   3,428,122
----------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


50     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11

                                                       Growth                        Aggressive
                                                  Allocation Fund                  Allocation Fund
                                          ------------------------------   -----------------------------
                                          Six Months                       Six Months
                                          Ended            Year            Ended           Year
                                          1/31/11          Ended           1/31/11         Ended
                                          (unaudited)      7/31/10         (unaudited)     7/31/10
--------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                     $  1,541,733     $  1,722,778    $  1,718,850    $    271,670
Net realized gain (loss) on investments      1,535,862       (7,000,774)         31,529      (3,892,262)
Change in net unrealized gain on
  investments                               22,738,744       31,066,457      15,316,266      19,913,617
--------------------------------------------------------------------------------------------------------
   Net increase in net assets resulting
     from operations                      $ 25,816,339     $ 25,788,461    $ 17,066,645    $ 16,293,025
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
   Class A ($0.13, $0.18, $0.06 and
     $0.09, respectively)                 $ (1,626,115)    $ (2,276,887)   $   (500,463)   $   (799,436)
   Class B ($0.04, $0.12, $0.00 and
     $0.02, respectively)                     (167,885)        (626,895)             --         (46,119)
   Class C ($0.06, $0.12, $0.00 and
     $0.03, respectively)                     (292,192)        (548,334)             --         (52,825)
   Class Y ($0.16, $0.22, $0.10 and
     $0.12, respectively)                      (37,705)         (49,812)        (19,832)        (22,968)
--------------------------------------------------------------------------------------------------------
     Total distributions to
       shareowners                        $ (2,123,897)    $ (3,501,928)   $   (520,295)   $   (921,348)
--------------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares         $ 18,764,373     $ 40,428,087    $ 10,320,873    $ 22,571,282
Reinvestment of distributions                2,024,851        3,299,908         502,848         884,792
Cost of shares repurchased                 (24,413,545)     (48,137,922)    (16,261,429)    (33,215,867)
--------------------------------------------------------------------------------------------------------
   Net decrease in net assets
     resulting from Fund share
     transactions                         $ (3,624,321)    $ (4,409,927)   $ (5,437,708)   $ (9,759,793)
--------------------------------------------------------------------------------------------------------
   Net increase in net assets             $ 20,068,121     $ 17,876,606    $ 11,108,643    $  5,611,884
NET ASSETS:
Beginning of period                        210,930,219      193,053,613     124,773,426     119,161,542
--------------------------------------------------------------------------------------------------------
End of period                             $230,998,340     $210,930,219    $135,882,068    $124,773,426
--------------------------------------------------------------------------------------------------------
Undistributed net investment income,
  end of period                           $  1,543,086     $  2,125,250    $  1,718,341    $    519,785
--------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11     51

For the Six Months Ended 1/31/11 and the Year Ended 7/31/10, respectively

                                                    Conservative Allocation Fund
                                  --------------------------------------------------------------
                                   '11 Shares    '11 Amount          '10 Shares    '10 Amount
                                  (unaudited)    (unaudited)
------------------------------------------------------------------------------------------------
Class A
Shares sold                           533,713     $ 5,568,204         1,393,061     $13,906,520
Reinvestment of distributions          86,115         907,650            92,742         916,289
Less shares repurchased              (403,805)     (4,251,710)         (719,307)     (7,165,148)
------------------------------------------------------------------------------------------------
   Net increase                       216,023     $ 2,224,144           766,496     $ 7,657,661
================================================================================================
Class B
Shares sold                            20,562     $   211,273           209,249     $ 2,030,202
Reinvestment of distributions           9,721         100,614            15,545         151,410
Less shares repurchased               (88,607)       (915,746)         (247,840)     (2,431,858)
------------------------------------------------------------------------------------------------
   Net decrease                       (58,324)    $  (603,859)          (23,046)    $  (250,246)
================================================================================================
Class C
Shares sold                           297,566     $ 3,050,147           687,384       6,724,201
Reinvestment of distributions          22,799         234,831            27,164         263,493
Less shares repurchased              (235,244)     (2,420,806)         (517,664)     (5,083,087)
------------------------------------------------------------------------------------------------
   Net increase                        85,121     $   864,172           196,884     $ 1,904,607
================================================================================================
Class Y
Shares sold                             4,854     $    48,848            15,413     $   144,144
Reinvestment of distributions              --              --                --             --
Less shares repurchased                (3,845)        (38,177)           (4,185)        (40,062)
------------------------------------------------------------------------------------------------
   Net increase                         1,009     $    10,671            11,228     $   104,082
================================================================================================


                                                         Moderate Allocation Fund
                                  ----------------------------------------------------------------
                                   '11 Shares        '11 Amount      '10 Shares        '10 Amount
                                  (unaudited)       (unaudited)
--------------------------------------------------------------------------------------------------
Class A
Shares sold                           1,192,069     $12,130,011         2,887,199     $27,533,502
Reinvestment of distributions           220,769       2,300,415           356,824       3,400,536
Less shares repurchased              (1,589,164)    (16,139,944)       (4,036,462)    (38,109,320)
--------------------------------------------------------------------------------------------------
   Net decrease                        (176,326)    $(1,709,518)         (792,439)    $(7,175,282)
==================================================================================================
Class B
Shares sold                              50,965     $   501,396           385,358     $ 3,514,985
Reinvestment of distributions            26,455         264,552            81,756         748,070
Less shares repurchased                (558,696)     (5,453,457)       (1,072,515)     (9,775,212)
--------------------------------------------------------------------------------------------------
   Net decrease                        (481,276)    $(4,687,509)         (605,401)    $(5,512,157)
==================================================================================================
Class C
Shares sold                             720,998     $ 6,934,267         1,424,845     $12,824,037
Reinvestment of distributions            50,525         495,149            84,694         761,402
Less shares repurchased                (524,809)     (5,026,940)       (1,229,570)    (10,966,343)
--------------------------------------------------------------------------------------------------
   Net increase                         246,714     $ 2,402,476           279,969     $ 2,619,096
==================================================================================================
Class Y
Shares sold                              41,957     $   426,190           146,088     $ 1,382,896
Reinvestment of distributions             9,553         100,590            14,303         137,595
Less shares repurchased                 (51,985)       (514,958)         (233,453)     (2,231,676)
--------------------------------------------------------------------------------------------------
   Net increase (decrease)                 (475)    $    11,822           (73,062)    $  (711,185)
==================================================================================================

The accompanying notes are an integral part of these financial statements.


52     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11

For the Six Months ended 1/31/11 and the Year Ended 7/31/10, respectively

                                                       Growth Allocation Fund
                                  ----------------------------------------------------------------
                                   '11 Shares        '11 Amount      '10 Shares        '10 Amount
                                  (unaudited)       (unaudited)
--------------------------------------------------------------------------------------------------
Class A
Shares sold                           1,191,738     $12,465,434         2,547,743     $24,482,326
Reinvestment of distributions           149,229       1,604,208           229,511       2,221,670
Less shares repurchased              (1,197,410)    (12,380,743)       (2,682,381)    (25,750,499)
--------------------------------------------------------------------------------------------------
   Net increase                         143,557     $ 1,688,899            94,873     $   953,497
==================================================================================================
Class B
Shares sold                              42,839     $   386,721           272,654     $ 2,286,636
Reinvestment of distributions            17,160         163,710            70,491         606,220
Less shares repurchased                (568,276)     (5,256,403)       (1,322,892)    (11,197,637)
--------------------------------------------------------------------------------------------------
   Net decrease                        (508,277)    $(4,705,972)         (979,747)    $(8,304,781)
==================================================================================================
Class C
Shares sold                             549,374     $ 5,481,953         1,389,233     $12,715,246
Reinvestment of distributions            23,185         236,944            48,570         447,815
Less shares repurchased                (609,618)     (5,992,182)       (1,194,324)    (10,882,905)
--------------------------------------------------------------------------------------------------
   Net increase (decrease)              (37,061)    $  (273,285)          243,479     $ 2,280,156
==================================================================================================
Class Y
Shares sold                              41,196     $   430,265            97,950     $   943,879
Reinvestment of distributions             1,806          19,989             2,430          24,203
Less shares repurchased                 (75,680)       (784,217)          (30,610)       (306,881)
--------------------------------------------------------------------------------------------------
   Net increase (decrease)              (32,678)    $  (333,963)           69,770     $   661,201
==================================================================================================


                                                        Aggressive Allocation Fund
                                  -----------------------------------------------------------------
                                   '11 Shares        '11 Amount       '10 Shares        '10 Amount
                                  (unaudited)       (unaudited)
---------------------------------------------------------------------------------------------------
Class A
Shares sold                             721,283     $ 7,454,427          1,760,958     $16,475,367
Reinvestment of distributions            46,097         494,157             82,301         785,915
Less shares repurchased              (1,027,684)    (10,482,078)        (2,306,323)    (21,546,569)
---------------------------------------------------------------------------------------------------
   Net decrease                        (260,304)    $(2,533,494)          (463,064)    $(4,285,287)
===================================================================================================
Class B
Shares sold                              16,703     $   160,773            141,897     $ 1,235,373
Reinvestment of distributions                --              --              4,939          44,456
Less shares repurchased                (210,034)     (2,031,239)          (630,933)     (5,573,218)
---------------------------------------------------------------------------------------------------
   Net decrease                        (193,331)    $(1,870,466)          (484,097)    $(4,293,389)
===================================================================================================
Class C
Shares sold                             260,529     $ 2,539,512            497,963     $ 4,487,299
Reinvestment of distributions                --              --              4,889          44,533
Less shares repurchased                (370,034)     (3,650,935)          (639,004)     (5,735,279)
---------------------------------------------------------------------------------------------------
   Net decrease                        (109,505)    $(1,111,423)          (136,152)    $(1,203,447)
===================================================================================================
Class Y
Shares sold                              15,944     $   166,161             39,832     $   373,243
Reinvestment of distributions               803           8,691              1,024           9,888
Less shares repurchased                  (9,332)        (97,177)           (37,956)       (360,801)
---------------------------------------------------------------------------------------------------
   Net increase                           7,415     $    77,675              2,900     $    22,330
===================================================================================================

The accompanying notes are an integral part of these financial statements.


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11     53

Financial Highlights

                                                                     Conservative Allocation Fund
                                                                  -------------------------------------
                                                                  Six Months
                                                                  Ended         Year          Year
                                                                  1/31/11       Ended         Ended
                                                                  (unaudited)   7/31/10       7/31/09
-------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                              $  10.19      $   9.40      $  10.48
-------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                        $   0.15      $   0.25      $   0.39
 Net realized and unrealized gain (loss) on investments               0.57          0.86         (0.94)
-------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations              $   0.72      $   1.11      $  (0.55)
-------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                            $   (0.25)    $  (0.32)     $  (0.31)
 Net realized gain                                                       --           --         (0.22)
-------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                $   (0.25)    $  (0.32)     $  (0.53)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $   0.47      $   0.79      $  (1.08)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $  10.66      $  10.19      $   9.40
=======================================================================================================
Total return*                                                         7.13%**      11.88%       (4.44)%
Ratio of net expenses to average net assets+++                        0.77%***      0.78%         0.78%
Ratio of net investment income to average net assets+++               2.74%***      2.55%         4.43%
Portfolio turnover rate                                                  7%**         13%           53%
Net assets, end of period (in thousands)                          $ 39,935      $ 35,986      $ 25,992
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                         0.77%***      0.84%         1.09%
 Net investment income                                                2.74%***      2.49%         4.12%
Ratios with waiver of fees and assumption of expenses by
 the Adviser and reduction for fees paid indirectly:
 Net expenses                                                         0.77%***      0.78%         0.78%
 Net investment income                                                2.74%***      2.55%         4.43%
=======================================================================================================


                                                                      Conservative Allocation Fund
                                                                  -------------------------------------
                                                                  Year          Year          Year
                                                                  Ended         Ended         Ended
                                                                  7/31/08       7/31/07       7/31/06
-------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                              $  11.28      $  10.56      $  10.29
-------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                        $   0.33      $   0.32      $   0.25
 Net realized and unrealized gain (loss) on investments              (0.63)         0.61          0.09
-------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations              $  (0.30)     $   0.93      $   0.34
-------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                            $  (0.35)     $  (0.19)     $  (0.06)
 Net realized gain                                                   (0.15)        (0.02)        (0.01)
-------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                $  (0.50)     $  (0.21)     $  (0.07)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $  (0.80)     $   0.72      $   0.27
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $  10.48      $  11.28      $  10.56
=======================================================================================================
Total return*                                                        (2.88)%        8.89%         3.33%
Ratio of net expenses to average net assets+++                        0.78%         0.78%         0.78%
Ratio of net investment income to average net assets+++               2.96%         2.90%         2.38%
Portfolio turnover rate                                                 29%           15%           15%
Net assets, end of period (in thousands)                          $ 26,782      $ 23,324      $  8,837
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                         0.89%         0.98%         2.12%
 Net investment income                                                2.86%         2.70%         1.04%
Ratios with waiver of fees and assumption of expenses by
 the Adviser and reduction for fees paid indirectly:
 Net expenses                                                         0.78%         0.78%         0.78%
 Net investment income                                                2.97%         2.90%         2.38%
=======================================================================================================

(a)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Annualized.

   The accompanying notes are an integral part of these financial statements.


54    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11

                                                                     Conservative Allocation Fund
                                                                  -------------------------------------
                                                                  Six Months
                                                                  Ended         Year          Year
                                                                  1/31/11       Ended         Ended
                                                                  (unaudited)   7/31/10       7/31/09
-------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                              $   9.99      $   9.24      $  10.31
-------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                        $   0.09      $   0.16      $   0.31
 Net realized and unrealized gain (loss) on investments               0.57          0.83         (0.93)
-------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations              $   0.66      $   0.99       $  (0.62)
-------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                            $  (0.19)     $  (0.24)     $  (0.23)
 Net realized gain                                                      --            --         (0.22)
-------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                $  (0.19)     $  (0.24)     $  (0.45)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $   0.47      $   0.75      $  (1.07)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $  10.46      $   9.99      $   9.24
=======================================================================================================
Total return*                                                         6.62%**      10.80%        (5.31)%
Ratio of net expenses to average net assets+++                        1.68%***      1.68%         1.68%
Ratio of net investment income to average net assets+++               1.79%***      1.67%         3.58%
Portfolio turnover rate                                                  7%**         13%           53%
Net assets, end of period (in thousands)                          $  5,895      $  6,214      $  5,957
Ratios with no waivers of fees and assumption of expenses by the Adviser  and no reduction for fees paid indirectly:
 Net expenses                                                         1.69%***      1.70%         1.90%
 Net investment income                                                1.78%***      1.64%         3.36%
Ratios with waiver of fees and assumption of expenses by
 the Adviser and reduction for fees paid indirectly:
 Net expenses                                                         1.68%***      1.68%         1.68%
 Net investment income                                                1.79%***      1.67%         3.58%
=======================================================================================================


                                                                      Conservative Allocation Fund
                                                                  -------------------------------------
                                                                  Year          Year          Year
                                                                  Ended         Ended         Ended
                                                                  7/31/08       7/31/07       7/31/06
-------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                              $  11.10      $  10.44      $  10.28
-------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                        $   0.22      $   0.21      $   0.15
 Net realized and unrealized gain (loss) on investments              (0.61)         0.63          0.08
-------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations              $  (0.39)     $   0.84      $   0.23
-------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                            $  (0.25)     $  (0.16)     $  (0.06)
 Net realized gain                                                   (0.15)        (0.02)        (0.01)
-------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                $  (0.40)     $  (0.18)     $  (0.07)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $  (0.79)     $   0.66      $   0.16
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $  10.31      $  11.10      $  10.44
=======================================================================================================
Total return*                                                        (3.72)%        8.09%         2.26%
Ratio of net expenses to average net assets+++                        1.69%         1.69%         1.68%
Ratio of net investment income to average net assets+++               2.05%         1.91%         1.49%
Portfolio turnover rate                                                 29%           15%           15%
Net assets, end of period (in thousands)                          $  6,370      $  4,729      $  2,830
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                         1.73%         1.91%         3.08%
 Net investment income                                                2.01%         1.69%         0.09%
Ratios with waiver of fees and assumption of expenses by
 the Adviser and reduction for fees paid indirectly:
 Net expenses                                                         1.68%         1.68%         1.68%
 Net investment income                                                2.05%         1.92%         1.49%
=======================================================================================================

(a)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Annualized.

   The accompanying notes are an integral part of these financial statements.

    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11    55

                                                                     Conservative Allocation Fund
                                                                  -------------------------------------
                                                                  Six Months
                                                                  Ended         Year          Year
                                                                  1/31/11       Ended         Ended
                                                                  (unaudited)   7/31/10       7/31/09
-------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                              $   9.96      $   9.21      $  10.30
-------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                        $   0.10      $   0.17      $   0.31
 Net realized and unrealized gain (loss) on investments               0.57          0.83         (0.95)
-------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations              $   0.67      $   1.00      $  (0.64)
-------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                            $  (0.21)     $  (0.25)     $  (0.23)
 Net realized gain                                                      --            --         (0.22)
-------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                $  (0.21)     $  (0.25)     $  (0.45)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $   0.46      $   0.75      $  (1.09)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $  10.42      $  9.96       $   9.21
=======================================================================================================
Total return*                                                         6.75%**      10.91%        (5.53)%
Ratio of net expenses to average net assets+++                        1.53%***      1.59%         1.68%
Ratio of net investment income to average net assets+++               1.99%***      1.73%         3.54%
Portfolio turnover rate                                                  7%**         13%           53%
Net assets, end of period (in thousands)                          $ 15,588      $ 14,063      $ 11,184
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                         1.53%***      1.59%         1.80%
 Net investment income                                                1.99%***      1.73%         3.43%
Ratios with waiver of fees and assumption of expenses by
 the Adviser and reduction for fees paid indirectly:
 Net expenses                                                         1.53%***      1.59%         1.68%
 Net investment income                                                1.99%***      1.73%         3.54%
=======================================================================================================


                                                                      Conservative Allocation Fund
                                                                  -------------------------------------
                                                                  Year          Year          Year
                                                                  Ended         Ended         Ended
                                                                  7/31/08       7/31/07       7/31/06
-------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                              $  11.09      $  10.44      $  10.26
-------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                        $   0.23      $   0.21      $   0.15
 Net realized and unrealized gain (loss) on investments              (0.61)         0.62          0.10
-------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations              $  (0.38)     $   0.83      $   0.25
-------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                            $  (0.26)     $  (0.16)     $  (0.06)
 Net realized gain                                                   (0.15)        (0.02)        (0.01)
-------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                $  (0.41)     $  (0.18)     $  (0.07)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $  (0.79)     $   0.65      $   0.18
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $  10.30      $  11.09      $  10.44
=======================================================================================================
Total return*                                                        (3.63)%        8.00%         2.46%
Ratio of net expenses to average net assets+++                        1.63%         1.68%         1.68%
Ratio of net investment income to average net assets+++               2.10%         1.92%         1.48%
Portfolio turnover rate                                                 29%           15%           15%
Net assets, end of period (in thousands)                          $ 11,132      $  9,814      $  5,201
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                         1.63%         1.76%         2.80%
 Net investment income                                                2.10%         1.84%         0.36%
Ratios with waiver of fees and assumption of expenses by
 the Adviser and reduction for fees paid indirectly:
 Net expenses                                                         1.63%         1.68%         1.68%
 Net investment income                                                2.11%         1.92%         1.48%
=======================================================================================================

(a)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Annualized.


   The accompanying notes are an integral part of these financial statements.

56    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11

                                                                     Conservative Allocation Fund
                                                                  -------------------------------------
                                                                  Six Months
                                                                  Ended         Year          Year
                                                                  1/31/11       Ended         Ended
                                                                  (unaudited)   7/31/10       7/31/09
-------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                              $   9.79      $   9.02      $  10.50
-------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (b)                                        $   0.15      $   0.28      $  (0.18)
 Net realized and unrealized gain (loss) on investments               0.55          0.78         (0.97)
-------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations              $   0.70      $   1.06      $  (1.15)
-------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                            $  (0.27)     $  (0.29)     $  (0.11)
 Net realized gain                                                      --            --         (0.22)
-------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                $  (0.27)     $  (0.29)     $  (0.33)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $   0.43      $   0.77      $  (1.48)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $  10.22      $   9.79      $   9.02
=======================================================================================================
Total return*                                                         7.18%**      11.89%       (10.66)%
Ratio of net expenses to average net assets+++                        0.57%***      0.63%         7.26%
Ratio of net investment income to average net assets+++               2.96%***      2.94%        (2.03)%
Portfolio turnover rate                                                  7%**         13%           53%
Net assets, end of period (in thousands)                          $    135      $    119      $      9
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                         0.57%***      0.63%         7.26%
 Net investment income (loss)                                         2.96%***      2.94%        (2.03)%
Ratios with waiver of fees and assumption of expenses by
 the Adviser and reduction for fees paid indirectly:
 Net expenses                                                         0.57%***      0.63%         7.26%
 Net investment income (loss)                                         2.96%***      2.94%        (2.03)%
=======================================================================================================


                                                                     Conservative Allocation Fund
                                                                  ---------------------------------------
                                                                  Year          Year          10/5/05 (a)
                                                                  Ended         Ended         to
                                                                  7/31/08       7/31/07       7/31/2006
---------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                              $  11.30      $  10.57      $  10.32
---------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (b)                                        $   0.28      $   0.29      $   0.16
 Net realized and unrealized gain (loss) on investments              (0.65)         0.65          0.16
---------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations              $  (0.37)     $   0.94      $   0.32
---------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                            $  (0.28)     $  (0.19)     $  (0.06)
 Net realized gain                                                   (0.15)        (0.02)        (0.01)
---------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                $  (0.43)     $  (0.21)     $  (0.07)
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $  (0.80)     $   0.73      $   0.25
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $  10.50      $  11.30      $  10.57
=========================================================================================================
Total return*                                                        (3.42)%        8.91%         3.13%**
Ratio of net expenses to average net assets+++                        1.25%         0.90%         1.23%***
Ratio of net investment income to average net assets+++               2.50%         2.64%         1.96%***
Portfolio turnover rate                                                 29%           15%           15%**
Net assets, end of period (in thousands)                          $     10      $     11      $     10
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                         1.25%         0.90%         2.19%***
 Net investment income (loss)                                        (2.50)%        2.64%         0.98%***
Ratios with waiver of fees and assumption of expenses by
 the Adviser and reduction for fees paid indirectly:
 Net expenses                                                         1.23%         0.88%         1.23%***
 Net investment income (loss)                                         2.52%         2.66%         1.96%***
=========================================================================================================

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**   Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Annualized.


   The accompanying notes are an integral part of these financial statements.

    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11    57

                                                                        Moderate Allocation Fund
                                                                  -------------------------------------
                                                                  Six Months
                                                                  Ended         Year          Year
                                                                  1/31/11       Ended         Ended
                                                                  (unaudited)   7/31/10       7/31/09
-------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                              $   9.68      $   8.79      $  10.89
-------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                        $   0.11      $   0.16      $   0.27
 Net realized and unrealized gain (loss) on investments               0.93          1.00         (1.63)
-------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations              $   1.04      $   1.16      $  (1.36)
-------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                            $  (0.18)     $  (0.27)     $  (0.13)
 Net realized gain                                                      --            --         (0.61)
-------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                $  (0.18)     $  (0.27)     $  (0.74)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $   0.86      $   0.89      $  (2.10)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $  10.54      $   9.68      $   8.79
=======================================================================================================
Total return*                                                        10.81%**      13.26%       (11.20)%
Ratio of net expenses to average net assets+++                        0.70%***      0.73%         0.74%
Ratio of net investment income to average net assets+++               2.09%***      1.70%         3.20%
Portfolio turnover rate                                                  5%**         10%           44%
Net assets, end of period (in thousands)                          $134,613      $125,354      $120,786
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                         0.70%***      0.73%         0.76%
 Net investment income                                                2.09%***      1.70%         3.18%
Ratios with waiver of fees and assumption of expenses by
 the Adviser and reduction for fees paid indirectly:
 Net expenses                                                         0.70%***      0.73%         0.74%
 Net investment income                                                2.09%***      1.70%         3.20%
=======================================================================================================


                                                                         Moderate Allocation Fund
                                                                  -------------------------------------
                                                                  Year          Year          Year
                                                                  Ended         Ended         Ended
                                                                  7/31/08       7/31/07       7/31/06
-------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                              $  12.50      $  11.39      $  11.15
-------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                        $   0.24      $   0.21      $   0.16
 Net realized and unrealized gain (loss) on investments              (1.10)         1.21          0.38
-------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations              $  (0.86)     $   1.42      $   0.54
-------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                            $  (0.31)     $  (0.28)     $  (0.06)
 Net realized gain                                                   (0.44)        (0.03)        (0.24)
-------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                $  (0.75)     $  (0.31)     $  (0.30)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $  (1.61)     $   1.11      $   0.24
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $  10.89      $  12.50      $  11.39
=======================================================================================================
Total return*                                                        (7.47)%       12.58%         4.98%
Ratio of net expenses to average net assets+++                        0.65%         0.65%         0.63%
Ratio of net investment income to average net assets+++               2.03%         1.75%         1.40%
Portfolio turnover rate                                                 21%           19%           52%
Net assets, end of period (in thousands)                          $147,004      $165,090      $148,495
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                         0.65%         0.65%         0.63%
 Net investment income                                                2.03%         1.75%         1.40%
Ratios with waiver of fees and assumption of expenses by
 the Adviser and reduction for fees paid indirectly:
 Net expenses                                                         0.65%         0.65%         0.63%
 Net investment income                                                2.03%         1.75%         1.40%
=======================================================================================================

(a)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Annualized.


   The accompanying notes are an integral part of these financial statements.

58    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11

                                                                        Moderate Allocation Fund
                                                                  -------------------------------------
                                                                  Six Months
                                                                  Ended         Year          Year
                                                                  1/31/11       Ended         Ended
                                                                  (unaudited)   7/31/10       7/31/09
-------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                              $   9.25      $   8.41      $  10.39
-------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                        $   0.06      $   0.08      $   0.19
 Net realized and unrealized gain (loss) on investments               0.89          0.96         (1.53)
-------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations              $   0.95      $   1.04      $  (1.34)
-------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                            $  (0.09)     $  (0.20)     $  (0.03)
 Net realized gain                                                      --            --         (0.61)
-------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                $  (0.09)     $  (0.20)     $  (0.64)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $   0.86      $   0.84      $  (1.98)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $  10.11      $   9.25      $   8.41
=======================================================================================================
Total return*                                                        10.26%**      12.39%       (11.81)%
Ratio of net expenses to average net assets+++                        1.52%***      1.52%         1.52%
Ratio of net investment income to average net assets+++               1.21%***      0.92%         2.44%
Portfolio turnover rate                                                  5%**         10%           44%
Net assets, end of period (in thousands)                          $ 31,351      $ 33,115      $ 35,197
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                         1.55%***      1.56%         1.63%
 Net investment income                                                1.19%***      0.88%         2.33%
Ratios with waiver of fees and assumption of expenses by
 the Adviser and reduction for fees paid indirectly:
 Net expenses                                                         1.52%***      1.52%         1.52%
 Net investment income                                                1.21%***      0.92%         2.44%
=======================================================================================================


                                                                         Moderate Allocation Fund
                                                                  -------------------------------------
                                                                  Year          Year          Year
                                                                  Ended         Ended         Ended
                                                                  7/31/08       7/31/07       7/31/06
-------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                              $  11.97      $  10.92      $  10.77
-------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                        $   0.13      $   0.11      $   0.06
 Net realized and unrealized gain (loss) on investments              (1.06)         1.16          0.36
-------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations              $  (0.93)     $   1.27      $   0.42
-------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                            $  (0.21)     $  (0.19)     $  (0.03)
 Net realized gain                                                   (0.44)        (0.03)        (0.24)
-------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                $  (0.65)     $  (0.22)     $  (0.27)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $  (1.58)     $   1.05      $   0.15
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $  10.39      $  11.97      $  10.92
=======================================================================================================
Total return*                                                        (8.32)%       11.70%         4.00%
Ratio of net expenses to average net assets+++                        1.52%         1.50%         1.51%
Ratio of net investment income to average net assets+++               1.16%         0.91%         0.51%
Portfolio turnover rate                                                 21%           19%           52%
Net assets, end of period (in thousands)                          $ 50,515      $ 60,796      $ 55,053
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                         1.52%         1.50%         1.51%
 Net investment income                                                1.16%         0.91%         0.51%
Ratios with waiver of fees and assumption of expenses by
 the Adviser and reduction for fees paid indirectly:
 Net expenses                                                         1.51%         1.49%         1.51%
 Net investment income                                                1.17%         0.92%         0.51%
=======================================================================================================

(a)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Annualized.


   The accompanying notes are an integral part of these financial statements.

    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11    59

                                                                        Moderate Allocation Fund
                                                                  -------------------------------------
                                                                  Six Months
                                                                  Ended         Year          Year
                                                                  1/31/11       Ended         Ended
                                                                  (unaudited)   7/31/10       7/31/09
-------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                              $   9.10      $   8.29      $  10.30
-------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                        $   0.07      $   0.09      $   0.19
 Net realized and unrealized gain (loss) on investments               0.87          0.94         (1.53)
-------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations              $   0.94      $   1.03      $  (1.34)
-------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                            $  (0.13)     $  (0.22)     $  (0.06)
 Net realized gain                                                      --            --         (0.61)
-------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                $  (0.13)     $  (0.22)     $  (0.67)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $   0.81      $   0.81      $  (2.01)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $   9.91      $   9.10      $   8.29
=======================================================================================================
Total return*                                                        10.34%**      12.43%       (11.85)%
Ratio of net expenses to average net assets+++                        1.42%***      1.44%         1.52%
Ratio of net investment income to average net assets+++               1.39%***      0.98%         2.44%
Portfolio turnover rate                                                  5%**         10%           44%
Net assets, end of period (in thousands)                          $ 50,096      $ 43,725      $ 37,513
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                         1.42%***      1.44%         1.52%
 Net investment income                                                1.39%***      0.98%         2.44%
Ratios with waiver of fees and assumption of expenses by
 the Adviser and reduction for fees paid indirectly:
 Net expenses                                                         1.42%***      1.44%         1.52%
 Net investment income                                                1.39%***      0.98%         2.44%
=======================================================================================================


                                                                         Moderate Allocation Fund
                                                                  -------------------------------------
                                                                  Year          Year          Year
                                                                  Ended         Ended         Ended
                                                                  7/31/08       7/31/07       7/31/06
-------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                              $  11.88      $  10.85      $  10.68
-------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                        $   0.14      $   0.12      $   0.07
 Net realized and unrealized gain (loss) on investments              (1.05)         1.15          0.35
-------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations              $  (0.91)     $   1.27      $   0.42
-------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                            $  (0.23)     $  (0.21)     $  (0.01)
 Net realized gain                                                   (0.44)        (0.03)        (0.24)
-------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                $  (0.67)     $  (0.24)     $  (0.25)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $  (1.58)     $   1.03      $   0.17
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $  10.30      $  11.88      $  10.85
=======================================================================================================
Total return*                                                        (8.19)%       11.83%         4.06%
Ratio of net expenses to average net assets+++                        1.39%         1.39%         1.42%
Ratio of net investment income to average net assets+++               1.28%         1.03%         0.60%
Portfolio turnover rate                                                 21%           19%           52%
Net assets, end of period (in thousands)                          $ 45,594      $ 47,405      $ 32,416
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                         1.39%         1.39%         1.42%
 Net investment income                                                1.28%         1.03%         0.60%
Ratios with waiver of fees and assumption of expenses by
 the Adviser and reduction for fees paid indirectly:
 Net expenses                                                         1.39%         1.38%         1.42%
 Net investment income                                                1.28%         1.04%         0.60%
=======================================================================================================

(a)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.

*** Annualized.


   The accompanying notes are an integral part of these financial statements.

60    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11

                                                                        Moderate Allocation Fund
                                                                  -------------------------------------
                                                                  Six Months
                                                                  Ended         Year          Year
                                                                  1/31/11       Ended         Ended
                                                                  (unaudited)   7/31/10       7/31/09
-------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                              $   9.80      $   8.89      $  10.94
-------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (b)                                        $   0.13      $   0.20      $   0.29
 Net realized and unrealized gain (loss) on investments               0.94          1.02         (1.55)
-------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations              $   1.07      $   1.22      $  (1.26)
-------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                            $  (0.22)     $  (0.31)     $  (0.18)
 Net realized gain                                                      --            --         (0.61)
-------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                $  (0.22)     $  (0.31)     $  (0.79)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $   0.85      $   0.91      $  (2.05)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $  10.65      $   9.80      $   8.89
=======================================================================================================
Total return*                                                        10.97%**      13.75%       (10.09)%
Ratio of net expenses to average net assets+++                        0.29%***      0.33%         0.33%
Ratio of net investment income to average net assets+++               2.52%***      2.10%         3.59%
Portfolio turnover rate                                                  5%**         10%           44%
Net assets, end of period (in thousands)                          $  8,824      $  8,120      $  8,015
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                         0.29%***      0.33%         0.33%
 Net investment income                                                2.52%***      2.10%         3.59%
Ratios with waiver of fees and assumption of expenses by
 the Adviser and reduction for fees paid indirectly:
 Net expenses                                                         0.29%***      0.33%         0.33%
 Net investment income                                                2.52%***      2.10%         3.59%
=======================================================================================================


                                                                        Moderate Allocation Fund
                                                                  ---------------------------------------
                                                                  Year          Year          9/23/05 (a)
                                                                  Ended         Ended         to
                                                                  7/31/08       7/31/07       7/31/06
---------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                              $  12.55      $  11.43      $  11.18
---------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (b)                                        $   0.29      $   0.26      $   0.17
 Net realized and unrealized gain (loss) on investments              (1.11)         1.21          0.40
---------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations              $  (0.82)     $   1.47      $   0.57
---------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                            $  (0.35)     $  (0.32)     $  (0.08)
 Net realized gain                                                   (0.44)        (0.03)        (0.24)
---------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                $  (0.79)     $  (0.35)     $  (0.32)
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $  (1.61)     $   1.12      $   0.25
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $  10.94      $  12.55      $  11.43
=========================================================================================================
Total return*                                                        (7.10)%       12.98%         5.19%**
Ratio of net expenses to average net assets+++                        0.27%         0.29%         0.28%***
Ratio of net investment income to average net assets+++               2.40%         2.09%         1.79%***
Portfolio turnover rate                                                 21%           19%           52%**
Net assets, end of period (in thousands)                          $ 17,905      $ 24,046      $ 27,792
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                         0.27%         0.29%         0.28%***
 Net investment income                                                2.40%         2.09%         1.79%***
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                         0.27%         0.29%         0.28%***
 Net investment income                                                2.40%         2.09%         1.79%***
=========================================================================================================

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**   Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Annualized.


   The accompanying notes are an integral part of these financial statements.

    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11    61

                                                                         Growth Allocation Fund
                                                                  -------------------------------------
                                                                  Six Months
                                                                  Ended         Year          Year
                                                                  1/31/11       Ended         Ended
                                                                  (unaudited)   7/31/10       7/31/09
-------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                              $   9.77      $   8.74      $  11.50
-------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                        $   0.09      $   0.11      $   0.19
 Net realized and unrealized gain (loss) on investments               1.15          1.10         (2.14)
-------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations              $   1.24      $   1.21      $  (1.95)
-------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                            $  (0.13)     $  (0.18)     $  (0.04)
 Net realized gain                                                      --            --         (0.77)
-------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                $  (0.13)     $  (0.18)     $  (0.81)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $   1.11      $   1.03      $  (2.76)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $  10.88      $   9.77      $   8.74
=======================================================================================================
Total return*                                                        12.67%**      13.90%       (15.49)%
Ratio of net expenses to average net assets+++                        0.77%***      0.79%         0.79%
Ratio of net investment income to average net assets+++               1.69%***      1.12%         2.24%
Portfolio turnover rate                                                  5%**         11%           49%
Net assets, end of period (in thousands)                          $141,211      $125,433      $111,447
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                         0.77%***      0.80%         0.89%
 Net investment income                                                1.69%***      1.11%         2.14%
Ratios with waiver of fees and assumption of expenses by
 the Adviser and reduction for fees paid indirectly:
 Net expenses                                                         0.77%***      0.79%         0.79%
 Net investment income                                                1.69%***      1.12%         2.24%
=======================================================================================================


                                                                         Growth Allocation Fund
                                                                  -------------------------------------
                                                                  Year          Year          Year
                                                                  Ended         Ended         Ended
                                                                  7/31/08       7/31/07       7/31/06
-------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                              $  13.47      $  12.04      $  11.50
-------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                        $   0.16      $   0.15      $   0.09
 Net realized and unrealized gain (loss) on investments              (1.41)         1.61          0.63
-------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations              $  (1.25)     $   1.76      $   0.72
-------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                            $  (0.25)     $  (0.23)     $  (0.05)
 Net realized gain                                                   (0.47)        (0.10)        (0.13)
-------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                $  (0.72)     $  (0.33)     $  (0.18)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $  (1.97)     $   1.43      $   0.54
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $  11.50      $  13.47      $  12.04
=======================================================================================================
Total return*                                                        (9.88)%       14.73%         6.29%
Ratio of net expenses to average net assets+++                        0.78%         0.72%         0.74%
Ratio of net investment income to average net assets+++               1.24%         1.09%         0.74%
Portfolio turnover rate                                                 20%           11%           27%
Net assets, end of period (in thousands)                          $139,670      $157,453      $116,161
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                         0.78%         0.72%         0.74%
 Net investment income                                                1.24%         1.09%         0.74%
Ratios with waiver of fees and assumption of expenses by
 the Adviser and reduction for fees paid indirectly:
 Net expenses                                                         0.77%         0.71%         0.74%
 Net investment income                                                1.25%         1.10%         0.74%
=======================================================================================================

(a)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Annualized.


   The accompanying notes are an integral part of these financial statements.

62    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11

                                                                          Growth Allocation Fund
                                                                  -------------------------------------
                                                                  Six Months
                                                                  Ended         Year          Year
                                                                  1/31/11       Ended         Ended
                                                                  (unaudited)   7/31/10       7/31/09
-------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                              $   8.64      $   7.75      $  10.33
-------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                        $   0.04      $   0.03      $   0.11
 Net realized and unrealized gain (loss) on investments               1.01          0.98         (1.92)
-------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations              $   1.05      $   1.01      $  (1.81)
-------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                            $  (0.04)     $  (0.12)     $     --
 Net realized gain                                                      --            --         (0.77)
-------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                $  (0.04)     $  (0.12)     $  (0.77)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $   1.01      $   0.89      $  (2.58)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $   9.65      $   8.64      $   7.75
=======================================================================================================
Total return*                                                        12.16%**      13.03%       (16.05)%
Ratio of net expenses to average net assets+++                        1.57%***      1.57%         1.57%
Ratio of net investment income to average net assets+++               0.84%***      0.36%         1.47%
Portfolio turnover rate                                                  5%**         11%           49%
Net assets, end of period (in thousands)                          $ 39,681      $ 39,902      $ 43,390
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                         1.65%***      1.66%         1.77%
 Net investment income (loss)                                         0.76%***      0.27%         1.27%
Ratios with waiver of fees and assumption of expenses by
 the Adviser and reduction for fees paid indirectly:
 Net expenses                                                         1.57%***      1.57%         1.57%
 Net investment income (loss)                                         0.84%***      0.36%         1.47%
=======================================================================================================


                                                                          Growth Allocation Fund
                                                                  -------------------------------------
                                                                  Year          Year          Year
                                                                  Ended         Ended         Ended
                                                                  7/31/08       7/31/07       7/31/06
-------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                              $  12.17      $  10.93      $  10.50
-------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                        $   0.05      $   0.03      $  (0.01)
 Net realized and unrealized gain (loss) on investments              (1.28)         1.45          0.59
-------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations              $  (1.23)     $   1.48      $   0.58
-------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                            $  (0.14)     $  (0.14)     $  (0.02)
 Net realized gain                                                   (0.47)        (0.10)        (0.13)
-------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                $  (0.61)     $  (0.24)     $  (0.15)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $  (1.84)     $   1.24      $   0.43
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $  10.33      $  12.17      $  10.93
=======================================================================================================
Total return*                                                       (10.66)%       13.67%         5.53%
Ratio of net expenses to average net assets+++                        1.58%         1.58%         1.57%
Ratio of net investment income to average net assets+++               0.44%         0.23%        (0.08)%
Portfolio turnover rate                                                 20%           11%           27%
Net assets, end of period (in thousands)                          $ 61,704      $ 76,095      $ 61,373
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                         1.64%         1.60%         1.62%
 Net investment income (loss)                                         0.38%         0.21%        (0.13)%
Ratios with waiver of fees and assumption of expenses by
 the Adviser and reduction for fees paid indirectly:
 Net expenses                                                         1.57%         1.57%         1.57%
 Net investment income (loss)                                         0.45%         0.24%        (0.08)%
=======================================================================================================

(a)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Annualized.


   The accompanying notes are an integral part of these financial statements.

    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11    63

                                                                          Growth Allocation Fund
                                                                  -------------------------------------
                                                                  Six Months
                                                                  Ended         Year          Year
                                                                  1/31/11       Ended         Ended
                                                                  (unaudited)   7/31/10       7/31/09
-------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                              $   9.26      $   8.30      $  10.99
-------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                        $   0.05      $   0.04      $   0.11
 Net realized and unrealized gain (loss) on investments               1.08          1.04         (2.03)
-------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations              $   1.13      $   1.08      $  (1.92)
-------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                            $  (0.06)     $  (0.12)     $     --
 Net realized gain                                                      --            --         (0.77)
-------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                $  (0.06)     $  (0.12)     $  (0.77)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $   1.07      $   0.96      $  (2.69)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $  10.33      $   9.26      $   8.30
=======================================================================================================
Total return*                                                        12.26%**      13.08%       (16.08)%
Ratio of net expenses to average net assets+++                        1.49%***      1.51%         1.57%
Ratio of net investment income to average net assets+++               0.95%***      0.40%         1.44%
Portfolio turnover rate                                                  5%**         11%           49%
Net assets, end of period (in thousands)                          $ 47,682      $ 43,087      $ 36,602
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                         1.49%***      1.51%         1.60%
 Net investment income                                                0.95%***      0.40%         1.40%
Ratios with waiver of fees and assumption of expenses by
 the Adviser and reduction for fees paid indirectly:
 Net expenses                                                         1.49%***      1.51%         1.57%
 Net investment income                                                0.95%***      0.40%         1.44%
=======================================================================================================


                                                                         Growth Allocation Fund
                                                                  -------------------------------------
                                                                  Year          Year          Year
                                                                  Ended         Ended         Ended
                                                                  7/31/08       7/31/07       7/31/06
-------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                              $  12.90      $  11.58      $  11.10
-------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                        $   0.07      $   0.05      $     --
 Net realized and unrealized gain (loss) on investments              (1.34)         1.53          0.61
-------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations              $  (1.27)     $   1.58      $   0.61
-------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                            $  (0.17)     $  (0.16)     $     --
 Net realized gain                                                   (0.47)        (0.10)        (0.13)
-------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                $  (0.64)     $  (0.26)     $  (0.13)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $  (1.91)     $   1.32      $   0.48
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $  10.99      $  12.90      $  11.58
=======================================================================================================
Total return*                                                       (10.43)%       13.75%         5.51%
Ratio of net expenses to average net assets+++                        1.48%         1.44%         1.46%
Ratio of net investment income to average net assets+++               0.54%         0.37%         0.02%
Portfolio turnover rate                                                 20%           11%           27%
Net assets, end of period (in thousands)                          $ 47,898      $ 52,861      $ 33,315
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                         1.48%         1.44%         1.46%
 Net investment income                                                0.54%         0.37%         0.02%
Ratios with waiver of fees and assumption of expenses by
 the Adviser and reduction for fees paid indirectly:
 Net expenses                                                         1.47%         1.43%         1.46%
 Net investment income                                                0.54%         0.38%         0.02%
=======================================================================================================

(a)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Annualized.


   The accompanying notes are an integral part of these financial statements.

64    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11

                                                                          Growth Allocation Fund
                                                                  -------------------------------------
                                                                  Six Months
                                                                  Ended         Year          Year
                                                                  1/31/11       Ended         Ended
                                                                  (unaudited)   7/31/10       7/31/09
-------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                              $  10.07      $   9.00      $  11.64
-------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (b)                                        $   0.12      $   0.15      $   0.20
 Net realized and unrealized gain (loss) on investments               1.17          1.14         (1.97)
-------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations              $   1.29      $   1.29      $  (1.77)
-------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                            $  (0.16)     $  (0.22)     $  (0.10)
 Net realized gain                                                      --            --         (0.77)
-------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                $  (0.16)     $  (0.22)     $  (0.87)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $   1.13      $   1.07      $  (2.64)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $  11.20      $  10.07      $   9.00
=======================================================================================================
Total return*                                                        12.87%**      14.33%       (13.68)%
Ratio of net expenses to average net assets+++                        0.33%***      0.39%         0.39%
Ratio of net investment income to average net assets+++               2.14%***      1.54%         2.44%
Portfolio turnover rate                                                  5%**         11%           49%
Net assets, end of period (in thousands)                          $  2,424      $  2,508      $  1,614
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                         0.33%***      0.39%         0.39%
 Net investment income                                                2.14%***      1.54%         2.44%
Ratios with waiver of fees and assumption of expenses by
 the Adviser and reduction for fees paid indirectly:
 Net expenses                                                         0.33%***      0.39%         0.39%
 Net investment income                                                2.14%***      1.54%         2.44%
=======================================================================================================


                                                                           Growth Allocation Fund
                                                                  ---------------------------------------
                                                                  Year          Year          9/26/05 (a)
                                                                  Ended         Ended         to
                                                                  7/31/08       7/31/07       7/31/06
---------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                              $  13.55      $  12.13      $  11.54
---------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (b)                                        $   0.22      $   0.19      $   0.13
 Net realized and unrealized gain (loss) on investments              (1.36)         1.60          0.65
---------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations              $  (1.14)     $   1.79      $   0.78
---------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                            $  (0.30)     $  (0.27)     $  (0.06)
 Net realized gain                                                   (0.47)        (0.10)        (0.13)
---------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                $  (0.77)     $  (0.37)     $  (0.19)
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $  (1.91)     $   1.42      $   0.59
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $  11.64      $  13.55      $  12.13
=========================================================================================================
Total return*                                                        (9.05)%       14.87%         6.84%**
Ratio of net expenses to average net assets+++                        0.34%         0.36%         0.32%***
Ratio of net investment income to average net assets+++               1.67%         1.40%         1.23%***
Portfolio turnover rate                                                 20%           11%           27%**
Net assets, end of period (in thousands)                          $  2,683      $  2,956      $  3,068
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                         0.34%         0.36%         0.32%***
 Net investment income                                                1.67%         1.40%         1.23%***
Ratios with waiver of fees and assumption of expenses by
 the Adviser and reduction for fees paid indirectly:
 Net expenses                                                         0.34%         0.36%         0.32%***
 Net investment income                                                1.67%         1.40%         1.23%***
=========================================================================================================

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**   Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Annualized.


   The accompanying notes are an integral part of these financial statements.

    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11    65

                                                                       Aggressive Allocation Fund
                                                                  -------------------------------------
                                                                  Six Months
                                                                  Ended         Year          Year
                                                                  1/31/11       Ended         Ended
                                                                  (unaudited)   7/31/10       7/31/09
-------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                              $   9.56      $   8.45      $  11.85
-------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                        $   0.15      $   0.04      $   0.09
 Net realized and unrealized gain (loss) on investments               1.21          1.16         (2.54)
-------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations              $   1.36      $   1.20      $  (2.45)
-------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                            $  (0.06)     $  (0.09)     $     --
 Net realized gain                                                      --            --         (0.95)
-------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                $  (0.06)     $  (0.09)     $  (0.95)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $   1.30      $   1.11      $  (3.40)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $  10.86      $   9.56      $   8.45
=======================================================================================================
Total return*                                                        14.21%**      14.16%       (19.05)%
Ratio of net expenses to average net assets+++                        0.85%***      0.85%         0.85%
Ratio of net investment income to average net assets+++               2.84%***      0.44%         1.07%
Portfolio turnover rate                                                  4%**         12%           55%
Net assets, end of period (in thousands)                          $ 94,231      $ 85,488      $ 79,480
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                         0.86%***      0.88%         1.01%
 Net investment income                                                2.83%***      0.41%         0.91%
Ratios with waiver of fees and assumption of expenses by
 the Adviser and reduction for fees paid indirectly:
 Net expenses                                                         0.85%***      0.85%         0.85%
 Net investment income                                                2.84%***      0.44%         1.07%
=======================================================================================================


                                                                        Aggressive Allocation Fund
                                                                  -------------------------------------
                                                                  Year          Year          Year
                                                                  Ended         Ended         Ended
                                                                  7/31/08       7/31/07       7/31/06
-------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                              $  14.20      $  12.39      $  11.82
-------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                        $   0.07      $   0.06      $   0.01
 Net realized and unrealized gain (loss) on investments              (1.69)         1.97          0.85
-------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations              $  (1.62)     $   2.03      $   0.86
-------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                            $  (0.23)     $  (0.16)     $  (0.02)
 Net realized gain                                                   (0.50)        (0.06)        (0.27)
-------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                $  (0.73)     $  (0.22)     $  (0.29)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $  (2.35)     $   1.81      $   0.57
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $  11.85      $  14.20      $  12.39
=======================================================================================================
Total return*                                                       (12.03)%       16.41%         7.30%
Ratio of net expenses to average net assets+++                        0.84%         0.82%         0.82%
Ratio of net investment income to average net assets+++               0.54%         0.44%         0.10%
Portfolio turnover rate                                                 13%           18%           51%
Net assets, end of period (in thousands)                          $102,941      $114,054      $ 84,775
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                         0.84%         0.82%         0.82%
 Net investment income                                                0.54%         0.44%         0.10%
Ratios with waiver of fees and assumption of expenses by
 the Adviser and reduction for fees paid indirectly:
 Net expenses                                                         0.83%         0.81%         0.82%
 Net investment income                                                0.55%         0.45%         0.10%
=======================================================================================================

(a)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Annualized.


   The accompanying notes are an integral part of these financial statements.

66    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11

                                                                       Aggressive Allocation Fund
                                                                  -------------------------------------
                                                                  Six Months
                                                                  Ended         Year          Year
                                                                  1/31/11       Ended         Ended
                                                                  (unaudited)   7/31/10       7/31/09
-------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                              $   8.96      $   7.93      $  11.29
-------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                        $   0.10      $  (0.03)     $   0.02
 Net realized and unrealized gain (loss) on investments               1.13          1.08         (2.43)
-------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations              $   1.23      $   1.05      $  (2.41)
-------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                            $     --      $  (0.02)     $     --
 Net realized gain                                                      --            --         (0.95)
-------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                $     --      $  (0.02)     $  (0.95)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $   1.23      $   1.03      $  (3.36)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $  10.19      $   8.96      $   7.93
=======================================================================================================
Total return*                                                        13.73%**      13.22%       (19.69)%
Ratio of net expenses to average net assets+++                        1.64%***      1.64%         1.64%
Ratio of net investment income to average net assets+++               2.02%***     (0.33)%        0.28%
Portfolio turnover rate                                                  4%**         12%           55%
Net assets, end of period (in thousands)                          $ 19,922      $ 19,256      $ 20,884
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                         1.72%***      1.76%         1.89%
 Net investment income (loss)                                         1.94%***     (0.45)%        0.04%
Ratios with waiver of fees and assumption of expenses by
 the Adviser and reduction for fees paid indirectly:
 Net expenses                                                         1.64%***      1.64%         1.64%
 Net investment income (loss)                                         2.02%***     (0.33)%        0.28%
=======================================================================================================


                                                                       Aggressive Allocation Fund
                                                                  -------------------------------------
                                                                  Year          Year          Year
                                                                  Ended         Ended         Ended
                                                                  7/31/08       7/31/07       7/31/06
-------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                              $  13.55      $  11.84      $  11.39
-------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                        $  (0.03)     $  (0.05)     $  (0.08)
 Net realized and unrealized gain (loss) on investments              (1.61)         1.88          0.80
-------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations              $  (1.64)     $   1.83      $   0.72
-------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                            $  (0.12)     $  (0.06)     $     --
 Net realized gain                                                   (0.50)        (0.06)        (0.27)
-------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                $  (0.62)     $  (0.12)     $  (0.27)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $  (2.26)     $   1.71      $   0.45
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $  11.29      $  13.55      $  11.84
=======================================================================================================
Total return*                                                       (12.72)%       15.49%         6.36%
Ratio of net expenses to average net assets+++                        1.65%         1.66%         1.64%
Ratio of net investment income to average net assets+++              (0.28)%       (0.39)%       (0.70)%
Portfolio turnover rate                                                 13%           18%           51%
Net assets, end of period (in thousands)                          $ 30,405      $ 37,749      $ 30,382
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                         1.71%         1.69%         1.69%
 Net investment income (loss)                                        (0.34)%       (0.42)%       (0.75)%
Ratios with waiver of fees and assumption of expenses by
 the Adviser and reduction for fees paid indirectly:
 Net expenses                                                         1.64%         1.64%         1.64%
 Net investment income (loss)                                        (0.27)%       (0.38)%       (0.70)%
=======================================================================================================

(a)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Annualized.


   The accompanying notes are an integral part of these financial statements.

    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11    67

                                                                      Aggressive Allocation Fund
                                                                  -------------------------------------
                                                                  Six Months
                                                                  Ended         Year          Year
                                                                  1/31/11       Ended         Ended
                                                                  (unaudited)   7/31/10       7/31/09
-------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                              $   9.08      $   8.04      $  11.43
-------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                        $   0.10      $  (0.03)     $   0.02
 Net realized and unrealized gain (loss) on investments               1.15          1.10         (2.46)
-------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations              $   1.25      $   1.07      $  (2.44)
-------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                            $     --      $  (0.03)     $     --
 Net realized gain                                                      --            --         (0.95)
-------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                $     --      $  (0.03)     $  (0.95)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $   1.25      $   1.04      $  (3.39)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $  10.33      $   9.08      $   8.04
=======================================================================================================
Total return*                                                        13.77%**      13.25%       (19.71)%
Ratio of net expenses to average net assets+++                        1.55%***      1.58%         1.64%
Ratio of net investment income to average net assets+++               2.13%***     (0.31)%        0.27%
Portfolio turnover rate                                                  4%**         12%           55%
Net assets, end of period (in thousands)                          $ 19,530      $ 18,161      $ 17,171
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                         1.55%***      1.58%         1.70%
 Net investment income (loss)                                         2.13%***     (0.31)%        0.21%
Ratios with waiver of fees and assumption of expenses by
 the Adviser and reduction for fees paid indirectly:
 Net expenses                                                         1.55%***      1.58%         1.64%
 Net investment income (loss)                                         2.13%***     (0.31)%        0.27%
=======================================================================================================


                                                                       Aggressive Allocation Fund
                                                                  -------------------------------------
                                                                  Year          Year          Year
                                                                  Ended         Ended         Ended
                                                                  7/31/08       7/31/07       7/31/06
-------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                              $  13.73      $  12.00      $  11.54
-------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                        $  (0.02)     $  (0.03)     $  (0.08)
 Net realized and unrealized gain (loss) on investments              (1.62)         1.90          0.81
-------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations              $  (1.64)     $   1.87      $   0.73
-------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                            $  (0.16)     $  (0.08)     $     --
 Net realized gain                                                   (0.50)        (0.06)        (0.27)
-------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                $  (0.66)     $  (0.14)     $  (0.27)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $  (2.30)     $   1.73      $   0.46
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $  11.43      $  13.73      $  12.00
=======================================================================================================
Total return*                                                       (12.61)%       15.63%         6.37%
Ratio of net expenses to average net assets+++                        1.53%         1.52%         1.56%
Ratio of net investment income to average net assets+++              (0.16)%       (0.26)%       (0.64)%
Portfolio turnover rate                                                 13%           18%           51%
Net assets, end of period (in thousands)                          $ 22,930      $ 23,584      $ 15,524
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                         1.53%         1.52%         1.56%
 Net investment income (loss)                                        (0.16)%       (0.26)%       (0.64)%
Ratios with waiver of fees and assumption of expenses by
 the Adviser and reduction for fees paid indirectly:
 Net expenses                                                         1.52%         1.52%         1.56%
 Net investment income (loss)                                        (0.15)%       (0.26)%       (0.64)%
=======================================================================================================

(a)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Annualized.


   The accompanying notes are an integral part of these financial statements.

68    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11

                                                                      Aggressive Allocation Fund
                                                                  -------------------------------------
                                                                  Six Months
                                                                  Ended         Year          Year
                                                                  1/31/11       Ended         Ended
                                                                  (unaudited)   7/31/10       7/31/09
-------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                              $   9.67      $   8.55      $  12.02
-------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (b)                                        $   0.17      $   0.08      $   0.13
 Net realized and unrealized gain (loss) on investments               1.22          1.16         (2.65)
-------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations              $   1.39      $   1.24      $  (2.52)
-------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                            $  (0.10)     $  (0.12)     $     --
 Net realized gain                                                      --            --         (0.95)
-------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                $  (0.10)     $  (0.12)     $  (0.95)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $   1.29      $   1.12      $  (3.47)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $  10.96      $   9.67      $   8.55
=======================================================================================================
Total return*                                                        14.40%**      14.49%       (19.35)%
Ratio of net expenses to average net assets+++                        0.37%***      0.42%         0.43%
Ratio of net investment income to average net assets+++               3.33%***      0.88%         1.58%
Portfolio turnover rate                                                  4%**         12%           55%
Net assets, end of period (in thousands)                          $  2,199      $  1,868      $  1,627
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                         0.37%***      0.42%         0.43%
 Net investment income                                                3.33%***      0.88%         1.58%
Ratios with waiver of fees and assumption of expenses by
 the Adviser and reduction for fees paid indirectly:
 Net expenses                                                         0.37%***      0.42%         0.43%
 Net investment income                                                3.33%***      0.88%         1.58%
=======================================================================================================


                                                                       Aggressive Allocation Fund
                                                                  -------------------------------------
                                                                  Year          Year          9/23/05(a)
                                                                  Ended         Ended         to
                                                                  7/31/08       7/31/07       7/31/06
-------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                              $  14.26      $  12.41      $  11.87
-------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (b)                                        $   0.15      $   0.14      $   0.06
 Net realized and unrealized gain (loss) on investments              (1.60)         1.97          0.78
-------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations              $  (1.45)     $   2.11      $   0.84
-------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                            $  (0.29)     $  (0.20)     $  (0.03)
 Net realized gain                                                   (0.50)        (0.06)        (0.27)
-------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                $  (0.79)     $  (0.26)     $  (0.30)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $  (2.24)     $   1.85      $   0.54
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $  12.02      $  14.26      $  12.41
=======================================================================================================
Total return*                                                       (10.83)%       17.10%         7.13%**
Ratio of net expenses to average net assets+++                        0.35%         0.39%         0.37%***
Ratio of net investment income to average net assets+++               1.06%         1.01%         0.63%***
Portfolio turnover rate                                                 13%           18%           51%**
Net assets, end of period (in thousands)                          $  3,105      $  3,171      $  4,607
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                         0.35%         0.39%         0.37%***
 Net investment income                                                1.06%         1.01%         0.63%***
Ratios with waiver of fees and assumption of expenses by
 the Adviser and reduction for fees paid indirectly:
 Net expenses                                                         0.35%         0.39%         0.37%***
 Net investment income                                                1.06%         1.01%         0.63%***
=======================================================================================================

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**   Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Annualized.


   The accompanying notes are an integral part of these financial statements.

    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11    69

Notes to Financial Statements | 1/31/11 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Ibbotson Asset Allocation Series (the Trust) is organized as a Delaware statutory trust and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust consists of four separate funds, each issuing four classes of shares (collectively, the Funds, individually, the Fund) as follows:

Pioneer Ibbotson Conservative Allocation Fund (Conservative Fund)
Pioneer Ibbotson Moderate Allocation Fund (Moderate Fund)
Pioneer Ibbotson Growth Allocation Fund (Growth Fund)
Pioneer Ibbotson Aggressive Allocation Fund (Aggressive Fund)

The investment objective of the Conservative Fund, the Moderate Fund and the Growth Fund is to seek long-term capital growth and current income. The investment objective of the Aggressive Fund is to seek long-term capital growth.

Each Fund is a "fund of funds," which means that it seeks to achieve its investment objective by investing exclusively in other Pioneer funds ("underlying funds") managed by Pioneer Investment Management, Inc. (PIM) rather than by direct investment in securities. In the future, the Funds also may invest in regulated investment companies that are not managed by PIM. The Funds indirectly pay a portion of the expenses incurred by the underlying funds. Consequently, an investment in the Funds entails more direct and indirect expenses than direct investment in the underlying funds.

Some of the underlying funds can invest in either high yield securities or small/emerging growth companies. Investments in these types of securities generally are subject to greater volatility than either higher-grade securities or more-established companies in more developed markets, respectively. The Funds' prospectus contains unaudited information regarding each Fund's principal risks. Please refer to that document when considering the Funds' principal risks.

Effective as of the close of business on December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of each Fund and has identical rights (based on relative net asset values) to assets and liquidation


70     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11
proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of each Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of a Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Funds to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of the trade date. The net asset value is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, holdings of mutual fund shares are valued at the net asset value of each fund held. Dividend income and realized capital gain distributions from investment company shares held are recorded on the ex-dividend date. Temporary cash investments are valued at amortized cost which approximates market value.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and Federal income tax purposes.

B. Federal Income Taxes

   It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income and net realized capital gains, if any, to shareholders. Therefore, no federal income tax provisions are required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11     71

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Funds' distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

   The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended July 31, 2010 was as follows:

--------------------------------------------------------------------------------
                                    Ordinary        Long-Term
   Fund                             Income          Capital Gains     Total
--------------------------------------------------------------------------------
   Conservative Fund                $1,470,757      $--               $1,470,757
   Moderate Fund                     5,553,997       --                5,553,997
   Growth Fund                       3,501,928       --                3,501,928
   Aggressive Fund                     921,348       --                  921,348

   The following table shows the components of distributable earnings on a federal income tax basis at July 31, 2010:

---------------------------------------------------------------------------------------------
                         Undistributed       Undistributed       Net Unrealized
                         Ordinary            Long-Term           Appreciation
   Fund                  Income              Capital Gains       (Depreciation)    Total
---------------------------------------------------------------------------------------------
   Conservative Fund       767,291           $--                 $2,625,328        $3,392,619
   Moderate Fund         3,428,122            --                  8,259,398        11,687,520
   Growth Fund           2,125,250            --                  9,496,978        11,622,228
   Aggressive Fund         520,048            --                  7,031,017         7,551,065

   The differences between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

C. Fund Shares

   The Funds record sales and repurchases of Fund shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Funds and a wholly owned indirect subsidiary of UniCredit S.p.A.(UniCredit), earned the following in underwriting commissions during the six months ended January 31, 2011:

--------------------------------------------------------------------------------
   Fund                                                                 Amount
--------------------------------------------------------------------------------
   Conservative Fund                                                    $10,060
   Moderate Fund                                                        $29,365
   Growth Fund                                                          $36,678
   Aggressive Fund                                                      $22,342


72     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11

D. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of each Fund, respectively, (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by each of the Funds with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B and Class C shares of each fund can reflect different transfer agent and distribution expense rates.

E. Repurchase Agreements

   With respect to repurchase agreements entered into by a Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of a Funds' custodian or subcustodian of a Fund. The Funds' investment adviser, PIM, is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Funds' portfolios. Management fees are calculated daily at the following annual rates for each Fund:

On assets up to $2.5 billion     0.13% on investments in underlying funds managed by Pioneer
                                 (and cash); and 0.17% on other investments
On the next $1.5 billion         0.11% on investments in underlying funds managed by Pioneer
                                 (and cash); and 0.14% on other investments
On the next $1.5 billion         0.10% on investments in underlying funds managed by Pioneer
                                 (and cash); and 0.12% on other investments
On the next $1.5 billion         0.08% on investments in underlying funds managed by Pioneer
                                 (and cash); and 0.10% on other investments
Over $7 billion                  0.08% on investments in underlying funds managed by Pioneer
                                 (and cash); and 0.09% on other investments


         Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11
  73

Each Fund may pay management fees equal to 0.17% of average daily net assets attributable to investments in underlying funds that are not managed by Pioneer. For the six months ended January 31, 2011, the effective management fee for each Fund was equivalent to 0.13% of the Fund's average daily net assets. Expenses waived during the period ended January 31, 2011 are reflected on the Statement of Operations.

PIM has entered into a sub-advisory agreement with Ibbotson Associates, LLC. PIM, not the Funds, pays a portion of the fee it receives from each Fund to Ibbotson Associates as compensation for services to the Funds.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Funds as administrative reimbursements. Included in "Due to affiliates" reflected on the Statements of Assets and Liabilities are the following amounts payable to PIM at January 31, 2011:

--------------------------------------------------------------------------------
 Fund                                                                    Amount
--------------------------------------------------------------------------------
 Conservative Fund                                                       $ 8,683
 Moderate Fund                                                           $31,719
 Growth Fund                                                             $32,466
 Aggressive Fund                                                         $19,205

PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce fund expenses, other than underlying fund fees and expenses, as follows. These expense limitations are in effect through December 1, 2012. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above:

--------------------------------------------------------------------------------
 Fund                                    Class A         Class B         Class C
--------------------------------------------------------------------------------
 Conservative Fund                       0.78%           1.68%           1.68%
 Moderate Fund                           0.74%           1.52%           1.52%
 Growth Fund                             0.79%           1.57%           1.57%
 Aggressive Fund                         0.85%           1.64%           1.64%

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Funds at negotiated rates. Included in "Due to affiliates" reflected on the Statements of Assets and Liabilities are the following amounts of transfer agent fees payable to PIMSS at January 31, 2011:

--------------------------------------------------------------------------------
 Fund                                                                  Amount
--------------------------------------------------------------------------------
 Conservative Fund                                                     $ 15,047
 Moderate Fund                                                         $ 87,928
 Growth Fund                                                           $114,108
 Aggressive Fund                                                       $ 75,485


74     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11

4. Distribution Plan

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to Class A, Class B and Class C shares. Pursuant to the Plan, each Fund pays PFD 0.25% of the Fund's average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with respect to Class A shares. Pursuant to the Plan, each Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and C consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in "Due to affiliates" reflected on the Statements of Assets and Liabilities are the following amounts in distribution fees payable to PFD at January 31, 2011:



--------------------------------------------------------------------------------
 Fund                                                                  Amount
--------------------------------------------------------------------------------
 Conservative Fund                                                     $ 27,641
 Moderate Fund                                                         $101,044
 Growth Fund                                                           $107,523
 Aggressive Fund                                                       $ 55,642

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to PFD.

For the six months ended January 31, 2011, the following CDSCs were paid to
PFD:

--------------------------------------------------------------------------------
 Fund                                                                   Amount
--------------------------------------------------------------------------------
 Conservative Fund                                                      $ 3,054
 Moderate Fund                                                          $20,442
 Growth Fund                                                            $29,971
 Aggressive Fund                                                        $10,281

5. Transactions in Underlying Funds -- Affiliated Issuers

An affiliated issuer may be considered one in which each fund owns 5% or more of the outstanding voting securities, or a company which is under


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11     75
common control. For the purposes of this report, each fund assumes the following to be affiliated issuers:


Pioneer Ibbotson Conservative Allocation Fund

---------------------------------------------------------------------------------------------------
                                             Beginning      Acquisitions    Dispositions  Ending
 Underlying Funds (Affiliated)               Shares         Shares          Shares        Shares
---------------------------------------------------------------------------------------------------
 Pioneer Bond Fund                           1,401,062      177,134         (38,180)      1,540,016
 Pioneer Cullen Value Fund                      68,498        3,900          (6,977)         65,421
 Pioneer Disciplined Growth Fund               121,287       13,002         (14,457)        119,832
 Pioneer Disciplined Value Fund                201,239       25,042         (17,994)        208,287
 Pioneer Emerging Markets Fund                  20,032        1,371          (2,863)         18,540
 Pioneer Equity Income Fund                     24,915        1,032          (2,541)         23,406
 Pioneer Floating Rate Fund                     81,436        7,760          (1,755)         87,441
 Pioneer Fund                                   79,835        3,851         (11,067)         72,619
 Pioneer Fundamental Growth Fund               108,951        8,263         (12,027)        105,187
 Pioneer Global Equity Fund                    243,746        6,165         (69,192)        180,719
 Pioneer Global High Yield Fund                339,199       23,913         (15,889)        347,223
 Pioneer Growth Opportunities Fund              23,673        1,476          (3,778)         21,371
 Pioneer High Yield Fund                       181,010        7,315         (11,522)        176,803
 Pioneer International Value Fund              100,789       32,972         (14,264)        119,497
 Pioneer Mid Cap Value Fund                     29,092       21,191          (2,741)         47,542
 Pioneer Oak Ridge Large Cap Growth Fund            19           --              --              19
 Pioneer Real Estate Shares                     30,661        2,722          (4,145)         29,238
 Pioneer Research Fund                         205,318        8,824         (26,386)        187,756
 Pioneer Select Mid Cap Growth Fund             37,491        1,340          (6,040)         32,791
 Pioneer Short Term Income Fund              1,357,469      175,931         (29,394)      1,504,006
 Pioneer Strategic Income Fund                 360,016       37,921         (10,661)        387,276

-----------------------------------------------------------------------------------------------------
                                            Realized      Capital Gain   Dividend       Ending
 Underlying Funds (Affiliated)              Gain(Loss)    Distributions  Income         Value
-----------------------------------------------------------------------------------------------------
 Pioneer Bond Fund                          $  (4,892)    $      --      $  350,359     $14,645,556
 Pioneer Cullen Value Fund                    (10,990)           --          17,256       1,210,284
 Pioneer Disciplined Growth Fund               13,758       115,621           6,851       1,206,705
 Pioneer Disciplined Value Fund                  (536)      158,814          20,972       1,818,344
 Pioneer Emerging Markets Fund                 10,310            --              --         591,984
 Pioneer Equity Income Fund                     7,489            --           6,220         608,318
 Pioneer Floating Rate Fund                       131            --          13,997         610,340
 Pioneer Fund                                 (92,547)           --          18,787       3,027,485
 Pioneer Fundamental Growth Fund               10,283        30,597           7,139       1,214,914
 Pioneer Global Equity Fund                    29,730            --          19,892       1,814,424
 Pioneer Global High Yield Fund                  (720)           --         141,130       3,659,736
 Pioneer Growth Opportunities Fund              7,063            --              --         602,660
 Pioneer High Yield Fund                        4,275            --          54,916       1,831,682
 Pioneer International Value Fund              10,919            --          37,908       2,419,821
 Pioneer Mid Cap Value Fund                      (887)           --           5,305       1,073,016
 Pioneer Oak Ridge Large Cap Growth Fund           --            --              --             242
 Pioneer Real Estate Shares                     4,505            --           7,583         615,755
 Pioneer Research Fund                         (5,188)           --          14,810       1,813,723
 Pioneer Select Mid Cap Growth Fund            (4,474)           --              --         607,619
 Pioneer Short Term Income Fund                (1,881)           --         224,927      14,633,981
 Pioneer Strategic Income Fund                 (1,337)       13,076         117,528       4,271,651
                                            ---------     ---------      ----------     -----------
                                            $ (24,989)    $ 318,108      $1,065,580     $58,278,240
                                            =========     =========      ==========     ===========


76     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11

Pioneer Ibbotson Moderate Allocation Fund

-------------------------------------------------------------------------------------------------------
                                             Beginning       Acquisitions     Dispositions    Ending
 Underlying Funds (Affiliated)               Shares          Shares           Shares          Shares
-------------------------------------------------------------------------------------------------------
 Pioneer Bond Fund                           3,726,495       175,883          (269,450)       3,632,928
 Pioneer Cullen Value Fund                     518,696           229           (26,394)         492,531
 Pioneer Disciplined Growth Fund               684,660        24,951           (50,064)         659,547
 Pioneer Disciplined Value Fund                882,985       185,775          (195,334)         873,426
 Pioneer Emerging Markets Fund                 285,656         2,701           (17,414)         270,943
 Pioneer Equity Income Fund                     94,058            61            (5,164)          88,955
 Pioneer Fund                                  484,004        16,862           (59,389)         441,477
 Pioneer Fundamental Growth Fund               742,147           553           (56,665)         686,035
 Pioneer Global Equity Fund                  1,525,284         7,033           (70,241)       1,462,076
 Pioneer Global High Yield Fund              1,070,915         9,804          (138,259)         942,460
 Pioneer Government Income Fund                    555            --              (317)             238
 Pioneer Growth Opportunities Fund             281,235           198           (32,627)         248,806
 Pioneer High Yield Fund                       242,745        49,545           (20,658)         271,632
 Pioneer Independence Fund                       1,756            --            (1,518)             238
 Pioneer International Value Fund              806,750        10,221           (36,426)         780,545
 Pioneer Mid Cap Value Fund                    426,902        23,066           (11,330)         438,638
 Pioneer Oak Ridge Large Cap Growth Fund         3,017            --            (2,796)             221
 Pioneer Oak Ridge Small Cap Growth Fund        57,964        94,468                --          152,432
 Pioneer Real Estate Shares                    474,312         2,723           (39,921)         437,114
 Pioneer Research Fund                       1,024,197         2,401           (70,048)         956,550
 Pioneer Select Mid Cap Growth Fund            280,473           586           (25,304)         255,755
 Pioneer Short Term Income Fund              3,003,930       155,052           (22,346)       3,136,636
 Pioneer Strategic Income Fund                 392,761        13,612            (6,840)         399,533
 Pioneer Value Fund                                793            --              (616)             177

-------------------------------------------------------------------------------------------------------
                                             Realized     Capital Gain      Dividend       Ending
 Underlying Funds (Affiliated)              Gain(Loss)    Distributions     Income         Value
-------------------------------------------------------------------------------------------------------
 Pioneer Bond Fund                           $  (2,218)   $       --        $  871,470     $ 39,549,144
 Pioneer Cullen Value Fund                     (17,942)           --           126,505        9,111,817
 Pioneer Disciplined Growth Fund                43,714       640,319            36,445        6,641,636
 Pioneer Disciplined Value Fund                (17,740)      709,724            96,620        7,625,006
 Pioneer Emerging Markets Fund                  32,340            --                          8,651,223
 Pioneer Equity Income Fund                     37,876            --            22,909        2,311,938
 Pioneer Fund                                 (445,445)           --           113,726       18,405,182
 Pioneer Fundamental Growth Fund               121,347       195,261            44,972        7,923,707
 Pioneer Global Equity Fund                     96,564            --           156,687       14,679,240
 Pioneer Global High Yield Fund               (288,148)           --           421,799        9,933,529
 Pioneer Government Income Fund                    340            --                61            2,367
 Pioneer Growth Opportunities Fund             (11,261)           --                --        7,016,335
 Pioneer High Yield Fund                        42,247            --            69,313        2,814,102
 Pioneer Independence Fund                       6,261            --                --            2,730
 Pioneer International Value Fund               55,182            --           239,200       15,806,032
 Pioneer Mid Cap Value Fund                    (54,226)           --            78,986        9,900,059
 Pioneer Oak Ridge Large Cap Growth Fund         7,771            --                --            2,753
 Pioneer Oak Ridge Small Cap Growth Fund            (1)           --                --        4,495,207
 Pioneer Real Estate Shares                   (252,532)           --           111,521        9,205,621
 Pioneer Research Fund                         (25,563)           --            73,187        9,240,272
 Pioneer Select Mid Cap Growth Fund            (10,504)           --                --        4,739,138
 Pioneer Short Term Income Fund                   (755)           --           468,937       30,519,470
 Pioneer Strategic Income Fund                   3,063        13,129           121,151        4,406,853
 Pioneer Value Fund                              1,020            --                23            2,074
                                             ---------    ----------        ----------     ------------
                                             $(678,610)   $1,558,433        $3,053,512     $217,985,435
                                             =========    ==========        ==========     ============

   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11     77

Pioneer Ibbotson Growth Allocation Fund

-------------------------------------------------------------------------------------------------------
                                             Beginning       Acquisitions     Dispositions    Ending
 Underlying Funds (Affiliated)               Shares          Shares           Shares          Shares
-------------------------------------------------------------------------------------------------------
 Pioneer Bond Fund                           3,118,860       138,138          (350,417)       2,906,581
 Pioneer Cullen Value Fund                     643,570            --            (9,470)         634,100
 Pioneer Disciplined Growth Fund               814,295        55,256              (301)         869,250
 Pioneer Disciplined Value Fund                797,413        72,437                --          869,850
 Pioneer Emerging Markets Fund                 432,290         1,797           (17,931)         416,156
 Pioneer Equity Income Fund                    282,222            --            (5,565)         276,657
 Pioneer Fund                                  479,171        29,748           (22,846)         486,073
 Pioneer Fundamental Growth Fund             1,235,496           516          (107,671)       1,128,341
 Pioneer Global Equity Fund                  1,863,611         3,264           (18,337)       1,848,538
 Pioneer Global High Yield Fund                613,269        19,828           (17,797)         615,300
 Pioneer Government Income Fund                    936            --                --              936
 Pioneer Growth Opportunities Fund             386,367        45,041           (88,035)         343,373
 Pioneer High Yield Fund                        99,609        42,633           (87,594)           54,48
 Pioneer Independence Fund                      15,768            --           (11,890)           3,878
 Pioneer International Value Fund              962,176        57,290            (4,022)       1,015,444
 Pioneer Mid Cap Value Fund                    680,417        13,908           (29,126)         665,199
 Pioneer Oak Ridge Large Cap Growth Fund        22,560            --           (18,490)           4,070
 Pioneer Oak Ridge Small Cap Growth Fund        42,461        75,908                --          118,369
 Pioneer Real Estate Shares                    618,285           246           (50,640)         567,891
 Pioneer Research Fund                       1,042,056            --           (42,350)         999,706
 Pioneer Select Mid Cap Growth Fund            282,565            87           (13,618)         269,034
 Pioneer Short Term Income Fund              1,528,230        59,520           (15,682)       1,572,068
 Pioneer Strategic Income Fund                 354,566        35,477                --          390,043
 Pioneer Value Fund                             18,927            --           (14,549)           4,378

-------------------------------------------------------------------------------------------------------
                                             Realized     Capital Gain      Dividend       Ending
 Underlying Funds (Affiliated)               Gain(Loss)   Distributions     Income         Value
 -------------------------------------------------------------------------------------------------------
 Pioneer Bond Fund                           $  25,427    $       --        $  706,260     $ 27,641,589
 Pioneer Cullen Value Fund                      (8,776)           --           161,360       11,730,848
 Pioneer Disciplined Growth Fund                  (375)      843,972            47,630        8,753,350
 Pioneer Disciplined Value Fund                     --       653,864            83,247        7,593,790
 Pioneer Emerging Markets Fund                 (23,655)           --                --       13,287,873
 Pioneer Equity Income Fund                    (28,481)           --            69,738        7,190,325
 Pioneer Fund                                 (191,418)           --           116,184       20,264,367
 Pioneer Fundamental Growth Fund               206,508       339,528            76,528       13,032,340
 Pioneer Global Equity Fund                     15,262            --           197,018       18,559,318
 Pioneer Global High Yield Fund                  4,279            --           251,465        6,485,261
 Pioneer Government Income Fund                     --            --               184            9,290
 Pioneer Growth Opportunities Fund              (2,226)           --                --        9,683,131
 Pioneer High Yield Fund                       222,436            --            10,747          566,157
 Pioneer Independence Fund                      39,122            --                --           44,555
 Pioneer International Value Fund                1,697            --           303,386       20,562,744
 Pioneer Mid Cap Value Fund                   (198,237)           --           122,705       15,013,541
 Pioneer Oak Ridge Large Cap Growth Fund        32,127            --                --           50,584
 Pioneer Oak Ridge Small Cap Growth Fund            --            --                --        3,490,695
 Pioneer Real Estate Shares                   (382,427)           --           144,545       11,959,791
 Pioneer Research Fund                         (21,878)           --            75,556        9,657,162
 Pioneer Select Mid Cap Growth Fund             (3,926)           --                --        4,985,193
 Pioneer Short Term Income Fund                     94            --           236,217       15,296,224
 Pioneer Strategic Income Fund                      --        12,626           114,901        4,302,174
 Pioneer Value Fund                                319            --               619           51,366
                                             ---------    ----------        ----------     ------------
                                             $(314,128)   $1,849,990        $2,718,790     $230,211,668
                                             =========    ==========        ==========     ============

78     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11

Pioneer Ibbotson Aggressive Allocation Fund

--------------------------------------------------------------------------------------------------------
                                             Beginning        Acquisitions    Dispositions  Ending
 Underlying Funds (Affiliated)               Shares           Shares          Shares        Shares
--------------------------------------------------------------------------------------------------------
 Pioneer Bond Fund                           1,289,380        54,951          (223,918)        1,120,413
 Pioneer Cullen Value Fund                     387,780            --           (13,364)          374,416
 Pioneer Disciplined Growth Fund               498,662        17,647           (28,929)          487,380
 Pioneer Disciplined Value Fund                447,545        21,569           (12,267)          456,847
 Pioneer Emerging Markets Fund                 308,732           137           (19,217)          289,652
 Pioneer Equity Income Fund                    166,297            --            (4,252)          162,045
 Pioneer Fund                                  290,663         5,339           (14,495)          281,507
 Pioneer Fundamental Growth Fund               721,900        90,304           (34,719)          777,485
 Pioneer Global Equity Fund                  1,413,064            --          (178,000)        1,235,064
 Pioneer Growth Opportunities Fund             326,043            --           (57,577)          268,466
 Pioneer High Yield Fund                         2,420            --            (1,792)              628
 Pioneer Independence Fund                       2,010            --            (1,297)              713
 Pioneer International Value Fund              828,348        65,735                --           894,083
 Pioneer Mid Cap Value Fund                    573,235        10,797            (7,165)          576,867
 Pioneer Oak Ridge Large Cap Growth Fund         4,947            --            (4.396)              551
 Pioneer Oak Ridge Small Cap Growth Fund        25,645        53,889                --            79,534
 Pioneer Real Estate Shares                    495,856         1,296           (33,576)          463,576
 Pioneer Research Fund                         613,486            --           (29,894)          583,592
 Pioneer Select Mid Cap Growth Fund            251,318            --           (16,797)          234,521
 Pioneer Strategic Income Fund                 211,250        29,224           (21,610)          218,864
 Pioneer Value Fund                              2,055            --            (1,365)              690

--------------------------------------------------------------------------------------------------------
                                             Realized       Capital Gain    Dividend        Ending
 Underlying Funds (Affiliated)               Gain(Loss)     Distributions   Income          Value
--------------------------------------------------------------------------------------------------------
 Pioneer Bond Fund                           $  25,504      $     --        $  291,776      $ 10,655,125
 Pioneer Cullen Value Fund                         868            --            95,498         6,926,704
 Pioneer Disciplined Growth Fund                13,198            --           535,236         4,907,912
 Pioneer Disciplined Value Fund                   (264)           --           395,211         3,988,277
 Pioneer Emerging Markets Fund                  46,104            --                --         9,248,575
 Pioneer Equity Income Fund                    (21,210)           --            41,048         4,211,551
 Pioneer Fund                                 (137,089)           --            67,574        11,736,015
 Pioneer Fundamental Growth Fund                28,303            --           253,918         8,979,954
 Pioneer Global Equity Fund                    219,497            --           131,909        12,400,039
 Pioneer Growth Opportunities Fund             117,650            --                --         7,570,730
 Pioneer High Yield Fund                         3,666            --               321             6,503
 Pioneer Independence Fund                       4,971            --                --             8,190
 Pioneer International Value Fund                   --            --           267,601        18,105,176
 Pioneer Mid Cap Value Fund                    (41,365)           --           106,965        13,019,889
 Pioneer Oak Ridge Large Cap Growth Fund        11,655            --                --             6,853
 Pioneer Oak Ridge Small Cap Growth Fund            (1)           --                --         2,345,451
 Pioneer Real Estate Shares                   (226,250)           --           117,068         9,762,916
 Pioneer Research Fund                         (13,018)           --            44,357         5,637,495
 Pioneer Select Mid Cap Growth Fund             (7,383)           --                --         4,345,678
 Pioneer Strategic Income Fund                   4,538            --            70,507         2,414,066
 Pioneer Value Fund                              2,155            --                89             8,090
                                             ---------      --------        ----------      ------------
                                             $  31,529      $     --        $2,419,078      $136,285,189
                                             =========      ========        ==========      ============


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11     79

6. Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


80     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11

Approval of Investment Advisory and Sub-Advisory Agreements
Pioneer Ibbotson Conservative Allocation Fund (the Fund)

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Ibbotson Conservative Allocation Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. PIM has retained Ibbotson Associates Advisors, LLC (Ibbotson) to serve as the sub-adviser to the Fund pursuant to a sub-advisory agreement between PIM and the sub-adviser. In order for PIM and Ibbotson Associates to remain the investment adviser and sub-adviser of the Fund, respectively, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement and the sub-advisory agreement for the Fund.

The contract review process began in March 2010 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. In July 2010, the Trustees approved the format of the contract review materials and submitted their formal request to PIM to furnish information necessary to evaluate the terms of the investment advisory agreement and the sub-advisory agreement. The contract review materials were provided to the Trustees in July 2010 and September 2010. After reviewing and discussing the materials, the Trustees submitted a request for additional information to PIM, and materials were provided in response to this request. Meetings of the independent Trustees of the Fund were held in July, September, October, and November, 2010 to review and discuss the contract review materials. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

At a meeting held on November 16, 2010, based on their evaluation of the information provided by PIM, the sub-adviser and third parties, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement and the sub-advisory agreement for another year. In considering the renewal of the investment advisory agreement and the sub-advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreements.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services that had been provided by PIM and the sub-adviser to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees reviewed the terms of the investment advisory agreement and the sub-advisory agreement. The Trustees also reviewed the sub-adviser's investment approach for the Fund, its research process and its process for trade execution. The Trustees considered the resources of PIM and the sub-adviser and the personnel of PIM and the sub-adviser who provide investment management services to the Fund. The


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11     81

Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. In addition, the Trustees considered the arrangements put in place to retain key investment and other personnel. The Trustees also considered the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex.

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers (including the sub-adviser) and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM and the sub-adviser to the Fund were satisfactory and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Performance of the Fund

The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the third quintile of its Morningstar category for the one, three and five year periods ended June 30, 2010. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses

The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Trust Research and Consulting, LLC (Strategic Insight), an independent third party. The Trustees also considered that PIM, not the Fund, paid the sub-adviser pursuant to the sub-advisory agreement. The Trustees evaluated both the fee under the sub-advisory agreement and the portion of the fee under the investment advisory agreement retained by PIM.


82     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2010 was in the third quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels. The Trustees considered that the Fund's expense ratio for the twelve months ended June 30, 2010 was in the fifth quintile relative to its Strategic Insight peer group for the comparable period. The Trustees considered the impact of the Fund's transfer agency and other non-management fee expenses on the Fund's expense ratio. The Trustees considered that PIM was waiving fees and/or reimbursing expenses in order to limit the ordinary operating expenses of the Fund and noted the level of fee waivers and reimbursements for the other funds in the Fund's peer group. The Trustees also noted the impact of the underlying fund expenses on the Fund's aggregate expense ratio.

The Trustees also reviewed management fees charged by PIM to its institutional and other clients. In evaluating the fees associated with PIM's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that in some instances the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed management fees charged by the sub-adviser to its other clients. The Trustees noted that the sub-advisory fees paid to the sub-adviser with respect to the Fund were within the range of the fee rates charged by the sub-adviser to its other clients. The Trustees concluded that the management fee payable by the Fund to PIM, as well as the fees payable by PIM to the sub-adviser of the Fund, were reasonable in relation to the nature and quality of the services provided by PIM and the sub-adviser.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. The Trustees further considered the sub-advisory fees received by the sub-adviser with respect to the Fund and the percentage that such fees represented of the sub-adviser's overall revenues (for the 12-month period ended December 31, 2009). They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11     83
and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins with respect to the management of the Fund were not unreasonable.

Economies of Scale

The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Funds. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons particularly, for example during the recent difficult periods for financial markets, as the level of services was maintained notwithstanding a significant decline in PIM's fee revenues from the Funds. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Other Benefits

The Trustees considered the other benefits to each of PIM and the sub-adviser from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. The Trustees considered the intangible benefits to each of PIM and the sub-adviser by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between each of PIM and the sub-adviser and the Fund.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that each of the investment advisory agreement between PIM and the Fund and the sub-advisory agreement between PIM and the sub-adviser, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of each of the investment advisory agreement and the sub-advisory agreement for the Fund.


84     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11

Approval of Investment Advisory and Sub-Advisory Agreements
Pioneer Ibbotson Moderate Allocation Fund (the Fund)

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Ibbotson Moderate Allocation Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. PIM has retained Ibbotson Associates Advisors, LLC (Ibbotson) to serve as the sub-adviser to the Fund pursuant to a sub-advisory agreement between PIM and the sub-adviser. In order for PIM and Ibbotson Associates to remain the investment adviser and sub-adviser of the Fund, respectively, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement and the sub-advisory agreement for the Fund.

The contract review process began in March 2010 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. In July 2010, the Trustees approved the format of the contract review materials and submitted their formal request to PIM to furnish information necessary to evaluate the terms of the investment advisory agreement and the sub-advisory agreement. The contract review materials were provided to the Trustees in July 2010 and September 2010. After reviewing and discussing the materials, the Trustees submitted a request for additional information to PIM, and materials were provided in response to this request. Meetings of the independent Trustees of the Fund were held in July, September, October, and November, 2010 to review and discuss the contract review materials. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

At a meeting held on November 16, 2010, based on their evaluation of the information provided by PIM, the sub-adviser and third parties, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement and the sub-advisory agreement for another year. In considering the renewal of the investment advisory agreement and the sub-advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreements.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services that had been provided by PIM and the sub-adviser to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees reviewed the terms of the investment advisory agreement and the sub-advisory agreement. The Trustees also reviewed the sub-adviser's investment approach for the Fund, its research process and its process for trade execution. The Trustees considered the resources of PIM and the sub-adviser and the personnel of PIM and the sub-adviser who provide investment management services to the Fund. The


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11     85

Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. In addition, the Trustees considered the arrangements put in place to retain key investment and other personnel. The Trustees also considered the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex.

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers (including the sub-adviser) and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM and the sub-adviser to the Fund were satisfactory and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Performance of the Fund

The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the second quintile of its Morningstar category for the one year period ended June 30, 2010, and in the third quintile of its Morningstar category for the three and five year periods ended June 30, 2010. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses

The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Trust Research and Consulting, LLC (Strategic Insight), an independent third party. The Trustees also considered that PIM, not the Fund, paid the sub-adviser pursuant to the sub-advisory agreement. The Trustees evaluated both the fee under the sub-advisory agreement and the portion of the fee under the investment advisory agreement retained by PIM.


86     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2010 was in the third quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels. The Trustees considered that the Fund's expense ratio for the twelve months ended June 30, 2010 was in the fifth quintile relative to its Strategic Insight peer group for the comparable period. The Trustees considered that PIM was waiving fees and/or reimbursing expenses in order to limit the ordinary operating expenses of the Fund and noted the level of fee waivers and reimbursements for the other funds in the Fund's peer group. The Trustees also noted the impact of the underlying fund expenses on the Fund's aggregate expense ratio.

The Trustees also reviewed management fees charged by PIM to its institutional and other clients. In evaluating the fees associated with PIM's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that in some instances the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed management fees charged by the sub-adviser to its other clients. The Trustees noted that the sub-advisory fees paid to the sub-adviser with respect to the Fund were within the range of the fee rates charged by the sub-adviser to its other clients. The Trustees concluded that the management fee payable by the Fund to PIM, as well as the fees payable by PIM to the sub-adviser of the Fund, were reasonable in relation to the nature and quality of the services provided by PIM and the sub-adviser.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. The Trustees further considered the sub-advisory fees received by the sub-adviser with respect to the Fund and the percentage that such fees represented of the sub-adviser's overall revenues (for the 12-month period ended December 31, 2009). They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses.


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11     87

The Trustees concluded that the profit margins with respect to the management of the Fund were not unreasonable.

Economies of Scale

The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Funds. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons particularly, for example during the recent difficult periods for financial markets, as the level of services was maintained notwithstanding a significant decline in PIM's fee revenues from the Funds. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Other Benefits

The Trustees considered the other benefits to each of PIM and the sub-adviser from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. The Trustees considered the intangible benefits to each of PIM and the sub-adviser by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between each of PIM and the sub-adviser and the Fund.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that each of the investment advisory agreement between PIM and the Fund and the sub-advisory agreement between PIM and the sub-adviser, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of each of the investment advisory agreement and the sub-advisory agreement for the Fund.


88     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11

Approval of Investment Advisory and Sub-Advisory Agreements
Pioneer Ibbotson Growth Allocation Fund (the Fund)

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Ibbotson Growth Allocation Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. PIM has retained Ibbotson Associates Advisors, LLC (Ibbotson) to serve as the sub-adviser to the Fund pursuant to a sub-advisory agreement between PIM and the sub-adviser. In order for PIM and Ibbotson Associates to remain the investment adviser and sub-adviser of the Fund, respectively, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement and the sub-advisory agreement for the Fund.

The contract review process began in March 2010 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. In July 2010, the Trustees approved the format of the contract review materials and submitted their formal request to PIM to furnish information necessary to evaluate the terms of the investment advisory agreement and the sub-advisory agreement. The contract review materials were provided to the Trustees in July 2010 and September 2010. After reviewing and discussing the materials, the Trustees submitted a request for additional information to PIM, and materials were provided in response to this request. Meetings of the independent Trustees of the Fund were held in July, September, October, and November, 2010 to review and discuss the contract review materials. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

At a meeting held on November 16, 2010, based on their evaluation of the information provided by PIM, the sub-adviser and third parties, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement and the sub-advisory agreement for another year. In considering the renewal of the investment advisory agreement and the sub-advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreements.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services that had been provided by PIM and the sub-adviser to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees reviewed the terms of the investment advisory agreement and the sub-advisory agreement. The Trustees also reviewed the sub-adviser's investment approach for the Fund, its research process and its process for trade execution. The Trustees considered the resources of PIM and the sub-adviser and the personnel of PIM and the sub-adviser who provide investment management services to the Fund. The


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11     89
that are necessary Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. In addition, the Trustees considered the arrangements put in place to retain key investment and other personnel. The Trustees also considered the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex.

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers (including the sub-adviser) and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM and the sub-adviser to the Fund were satisfactory and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Performance of the Fund

The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the second quintile of its Morningstar category for the one year period ended June 30, 2010, and in the first quintile of its Morningstar category for the three and five year periods ended June 30, 2010. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses

The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Trust Research and Consulting, LLC (Strategic Insight), an independent third party. The Trustees also considered that PIM, not the Fund, paid the sub-adviser pursuant to the sub-advisory agreement. The Trustees evaluated both the fee under the sub-advisory agreement and the portion of the fee under the investment advisory agreement retained by PIM.


90     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2010 was in the third quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels. The Trustees considered that the Fund's expense ratio for the twelve months ended June 30, 2010 was in the fifth quintile relative to its Strategic Insight peer group for the comparable period. The Trustees considered the impact of the Fund's transfer agency and other non-management fee expenses on the Fund's expense ratio. The Trustees considered that PIM was waiving fees and/or reimbursing expenses in order to limit the ordinary operating expenses of the Fund and noted the level of fee waivers and reimbursements for the other funds in the Fund's peer group. The Trustees also noted the impact of the underlying fund expenses on the Fund's aggregate expense ratio.

The Trustees also reviewed management fees charged by PIM to its institutional and other clients. In evaluating the fees associated with PIM's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that in some instances the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed management fees charged by the sub-adviser to its other clients. The Trustees noted that the sub-advisory fees paid to the sub-adviser with respect to the Fund were within the range of the fee rates charged by the sub-adviser to its other clients. The Trustees concluded that the management fee payable by the Fund to PIM, as well as the fees payable by PIM to the sub-adviser of the Fund, were reasonable in relation to the nature and quality of the services provided by PIM and the sub-adviser.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. The Trustees further considered the sub-advisory fees received by the sub-adviser with respect to the Fund and the percentage that such fees represented of the sub-adviser's overall revenues (for the 12-month period ended December 31, 2009). They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11     91
and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins with respect to the management of the Fund were not unreasonable.

Economies of Scale

The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Funds. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons particularly, for example during the recent difficult periods for financial markets, as the level of services was maintained notwithstanding a significant decline in PIM's fee revenues from the Funds. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Other Benefits

The Trustees considered the other benefits to each of PIM and the sub-adviser from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. The Trustees considered the intangible benefits to each of PIM and the sub-adviser by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between each of PIM and the sub-adviser and the Fund.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that each of the investment advisory agreement between PIM and the Fund and the sub-advisory agreement between PIM and the sub-adviser, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of each of the investment advisory agreement and the sub-advisory agreement for the Fund.


92     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11

Approval of Investment Advisory and Sub-Advisory Agreements
Pioneer Ibbotson Aggressive Allocation Fund (the Fund)

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Ibbotson Aggressive Allocation Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. PIM has retained Ibbotson Associates Advisors, LLC (Ibbotson) to serve as the sub-adviser to the Fund pursuant to a sub-advisory agreement between PIM and the sub-adviser. In order for PIM and Ibbotson Associates to remain the investment adviser and sub-adviser of the Fund, respectively, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement and the sub-advisory agreement for the Fund.

The contract review process began in March 2010 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. In July 2010, the Trustees approved the format of the contract review materials and submitted their formal request to PIM to furnish information necessary to evaluate the terms of the investment advisory agreement and the sub-advisory agreement. The contract review materials were provided to the Trustees in July 2010 and September 2010. After reviewing and discussing the materials, the Trustees submitted a request for additional information to PIM, and materials were provided in response to this request. Meetings of the independent Trustees of the Fund were held in July, September, October, and November, 2010 to review and discuss the contract review materials. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

At a meeting held on November 16, 2010, based on their evaluation of the information provided by PIM, the sub-adviser and third parties, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement and the sub-advisory agreement for another year. In considering the renewal of the investment advisory agreement and the sub-advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreements.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services that had been provided by PIM and the sub-adviser to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees reviewed the terms of the investment advisory agreement and the sub-advisory agreement. The Trustees also reviewed the sub-adviser's investment approach for the Fund, its research process and its process for trade execution. The Trustees considered the resources of PIM and the sub-adviser and the personnel of PIM and the sub-adviser who provide investment management services to the Fund. The


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11     93

Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. In addition, the Trustees considered the arrangements put in place to retain key investment and other personnel. The Trustees also the management fees considered the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex.

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers (including the sub-adviser) and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM and the sub-adviser to the Fund were satisfactory and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Performance of the Fund

The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the second quintile of its Morningstar category for the one and five year periods ended June 30, 2010, and in the third quintile of its Morningstar category for the three year period ended June 30, 2010. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses

The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Trust Research and Consulting, LLC (Strategic Insight), an independent third party. The Trustees also considered that PIM, not the Fund, paid the sub-adviser pursuant to the sub-advisory agreement. The Trustees evaluated both the fee under the sub-advisory agreement and the portion of the fee under the investment advisory agreement retained by PIM.


94     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2010 was in the third quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels. The Trustees considered that the Fund's expense ratio for the twelve months ended June 30, 2010 was in the fifth quintile relative to its Strategic Insight peer group for the comparable period. The Trustees considered the impact of the Fund's transfer agency and other non-management fee expenses on the Fund's expense ratio. The Trustees considered that PIM was waiving fees and/or reimbursing expenses in order to limit the ordinary operating expenses of the Fund and noted the level of fee waivers and reimbursements for the other funds in the Fund's peer group. The Trustees also noted the impact of the underlying fund expenses on the Fund's aggregate expense ratio.

The Trustees also reviewed management fees charged by PIM to its institutional and other clients. In evaluating the fees associated with PIM's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that in some instances the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed management fees charged by the sub-adviser to its other clients. The Trustees noted that the sub-advisory fees paid to the sub-adviser with respect to the Fund were within the range of the fee rates charged by the sub-adviser to its other clients. The Trustees concluded that the management fee payable by the Fund to PIM, as well as the fees payable by PIM to the sub-adviser of the Fund, were reasonable in relation to the nature and quality of the services provided by PIM and the sub-adviser.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. The Trustees further considered the sub-advisory fees received by the sub-adviser with respect to the Fund and the percentage that such fees represented of the sub-adviser's overall revenues (for the 12-month period ended December 31, 2009). They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11     95
and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins with respect to the management of the Fund were not unreasonable.

Economies of Scale

The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Funds. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons particularly, for example during the recent difficult periods for financial markets, as the level of services was maintained notwithstanding a significant decline in PIM's fee revenues from the Funds. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Other Benefits

The Trustees considered the other benefits to each of PIM and the sub-adviser from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. The Trustees considered the intangible benefits to each of PIM and the sub-adviser by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between each of PIM and the sub-adviser and the Fund.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that each of the investment advisory agreement between PIM and the Fund and the sub-advisory agreement between PIM and the sub-adviser, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of each of the investment advisory agreement and the sub-advisory agreement for the Fund.


96     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11

Trustees, Officers and Service Providers

Trustees                                       Officers
John F. Cogan, Jr., Chairman                   John F. Cogan, Jr., President
David R. Bock                                  Daniel K. Kingsbury, Executive
Mary K. Bush                                     Vice President
Benjamin M. Friedman                           Mark E. Bradley, Treasurer
Margaret B.W. Graham                           Christopher J. Kelley, Secretary
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11     97

                           This page for your notes.


98     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11

                           This page for your notes.


   Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11     99

                           This page for your notes.


100     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/11

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
PIMSS
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our website: www.pioneerinvestments.com



This report must be preceded or accompanied by a prospectus.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Ibbotson Asset Allocation Series


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 31, 2011


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 31, 2011


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date March 31, 2011

* Print the name and title of each signing officer under his or her signature.